As filed with the Securities and Exchange Commission on January 18, 2018
File No. 333-168987
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	11	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	596	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on January 18, 2018 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The Prospectus and Statement of Additional Information, and Form 8-K filed December 4, 2017, are incorporated in Part A of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-168987), as filed on April 20, 2017. 2016 year end financial statements, and Form 8-K filed December 4, 2017, are incorporated in Part B of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-168987), as filed on April 20, 2017. Unaudited Financial Statements as of and for the nine months ended September 30, 2017 are included in Part B of the registration statement.

A Supplement to the Prospectus, dated January 18, 2018, is included in Part A of this Post-Effective Amendment.

This registration statement is relying upon Template Filing Relief under Rule 485(b)(i)(vii) related to File No. 333-176149 filed on January 16, 2018.

This Post-Effective Amendment No. 11 does not supersede Post-Effective Amendment No. 8 filed on April 20, 2017.

PART A

Supplement Dated January 18, 2018 to your Prospectus Dated May 1, 2017
HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES II
HUNTINGTON HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES II
This Supplement addresses the proposed reorganization of the HIMCO VIT Portfolio Diversifier Fund ("HVIT PDF Fund"), a series of HIMCO Variable Insurance Trust (the "HIMCO Trust") whereby the HIMCO PDF Fund will "merge" into the BlackRock Managed Volatility V.I Fund. When the merger occurs, all of the assets of the HIMCO PDF Fund will automatically move to the BlackRock Managed Volatility V.I Fund and the HIMCO PDF Fund will cease to exist. The HIMCO PDF Fund is offered as an investment option under your and other certain variable annuity contracts (“Contracts”) issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (together “Hartford Life”). The HIMCO PDF Fund is referred to as the “Target Fund.”
This supplement addresses:

•	The proposed reorganization

•	The new investment option

•	Modifications to investment restrictions

•	Other changes that will apply if the proposed reorganization is approved
All capitalized terms not defined herein have the meanings ascribed to them in the Prospectus.
The Proposed Reorganization
At meetings held on September 15, 2017 and December 1, 2017, the Board of Trustees of the HIMCO Trust (the “HIMCO Board”), including the Trustees who are not “interested persons” of the HIMCO Trust, as defined in the 1940 Act, considered and unanimously approved an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of substantially all of the assets of the Target Fund to the BlackRock Managed Volatility V.I. Fund (the "Acquiring Fund") in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of such shares of the Acquiring Fund to shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund as a series of the Target Trust.  The HIMCO Board also agreed to submit to shareholders the proposal to approve the Agreement and Plan of Reorganization. As a Contract Holder, you have the right to instruct your insurance company (the legal owner of the Target Fund's outstanding shares) on how to vote the shares of the Target Fund that are attributable to your Contract.
The shareholder meeting of the Target Fund, a series of the HIMCO Trust, will be held on April 4, 2018 (the “Special Meeting”). The purpose of the Special Meeting is for shareholders of the Target Fund to vote on a proposal that would reorganize the Target Fund into the Acquiring Fund of BlackRock Variable Series Funds, Inc. as shown in the table below.

Name of Target Fund and Class of Shares	Name of Acquiring Fund and Class of Shares
HIMCO VIT Portfolio Diversifier Fund Class IB Shares	BlackRock Managed Volatility V.I. Fund Class III Shares

If approved by shareholders of the Target Fund at the Special Meeting, the Reorganization is expected to occur on or about April 23, 2018 ("Closing Date"). Pursuant to the Agreement and Plan of Reorganization, each shareholder of the Target Fund at the time of the Reorganization will receive shares of the corresponding class of shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Target Fund immediately before the Reorganization.
The Reorganization will not cause fees and charges currently being paid under your Contract to be greater after the Reorganization than before the Reorganization, and the net portfolio expense ratio of the Acquiring Fund is expected to be lower than that of the Target Fund immediately following the Reorganization. Neither your rights nor your insurance company’s obligations under your Contract will be altered as a result of the Reorganization. In addition, any transfer of your contract value from a Sub-Account investing in the Target Fund as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed.

If the proposed reorganization is approved, the HIMCO PDF Fund would cease to exist after the Closing Date. In addition, and as discussed further below, effective on the Closing Date:

•	The BlackRock Managed Volatility V.I. Fund would replace the HIMCO PDF Fund as an investment option under the Contracts.

•	Contract Owners with Contract Values allocated to the HIMCO PDF Fund on the Closing Date would have their contract values automatically reallocated to the BlackRock Managed Volatility V.I. Fund.
The proposed reorganization would take place at relative net asset value with no change in the dollar amount of any Contract Values. Contract Owners would not bear any costs as a result of the proposed reorganization, and the proposed reorganization would not result in any tax liability for Contract Owners.
Prior to or after the Closing Date, Contract Owners may reallocate their Contract Values among the investment options available under their Contracts. However, if you own an optional living and/or death benefit rider, please be aware you may be required to comply with investment restrictions in order to maintain your rider. As discussed further below, if the proposed reorganization is approved, investment restrictions under the Contracts will be changed.
New Investment Option
If the proposed reorganization is approved, effective on the Closing Date, the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund as an investment option under the Contracts.
All references to the HIMCO PDF Fund in the prospectus are eliminated as of the Closing Date of the merger.
In “Appendix C - Fund Data,” the following information is added alphabetically under BlackRock Variable Series Funds, Inc.

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Managed Volatility V.I. Fund - Class III
Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities
BlackRock Advisors, LLC
Modifications to Investment Restrictions
This portion of the Supplement is applicable ONLY to Contract Owners who own any of the riders listed below (the “Riders”), each of which is subject to investment restrictions:

•	Safety Plus

•	Future6

•	Daily Lock Income Benefit

•	Income Foundation Builder

•	Legacy Lock
If you elected a Rider, your Contract Value allocations are subject to certain investment restrictions. These investment restrictions, which are described in Appendix D of the Prospectus, require you to allocate all Contract Value to a Personal Protection Portfolio. Each of the Personal Protection Portfolios listed in Appendix D currently has a 50% allocation to the HIMCO PDF Fund.
The Personal Protection Portfolios, and particularly the 50% allocation of Contract Value to the HIMCO PDF Fund, are intended to reduce the overall volatility of your investment. As further described in the Prospectus, the Personal Protection Portfolios may fail to manage volatility as intended. In addition, reduced volatility may reduce investment returns that you might have received during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. You should refer to the Prospectus for information about how managed volatility may generally impact your Contract Value and Hartford Life’s obligations.
The HIMCO PDF Fund seeks to manage volatility by providing performance results that generally are negatively correlated to the performance of the other Funds within the Personal Protection Portfolios. Pursuant to its principal investment strategies, the HIMCO PDF Fund invests its assets among equity securities, fixed-income securities, and derivative instruments based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios.
If the Agreement and Plan of Reorganization for the HIMCO PDF Fund is approved, the HIMCO PDF Fund will be reorganized into the BlackRock Managed Volatility V.I. Fund on the Closing Date. The HIMCO PDF Fund will thereafter cease to exist. Your Contract Values allocated to the HIMCO PDF Fund will be automatically reallocated to the BlackRock Managed Volatility V.I. Fund, as previously described.
This automatic reallocation will not violate your investment restrictions because Hartford Life will revise the investment restrictions such that the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund within the Personal Protection Portfolios. This means that after the Reorganization, each Personal Protection Portfolio will contain an allocation of 50% to the BlackRock Managed Volatility V.I. Fund, as reflected in the attached revised Appendix D. The revised Personal Protection Portfolios are referred to herein as the “Updated Personal Protection Portfolios.”
If you do not wish to invest in one of the Updated Personal Protection Portfolios after the Closing Date, Hartford Life will also permit you to allocate 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund as shown in the attached revised Appendix D. You must allocate 100% of your Contract Value to an Updated Personal Protection Portfolio OR 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund to comply with your Rider’s investment restrictions.
Following the Reorganization of the HIMCO PDF Fund, if 100% of your Contract Value is not allocated to either an Updated Personal Protection Portfolio or to the BlackRock Managed Volatility V.I. Fund, your Rider will be terminated. Please refer to the Prospectus for additional information about Rider termination.
The HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund do not seek to manage volatility in the same manner. Unlike the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund does not seek to manage volatility based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios. Instead, the BlackRock Managed Volatility V.I. Fund utilizes a volatility control process that is independent of Contract Owners’ allocations of Contract Value. However, like the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund may reduce investment returns that you might receive during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. In addition, the BlackRock Managed Volatility V.I. Fund may fail to achieve its investment objective, which includes managing volatility.
Due to the differences between how the HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund seek to manage volatility, Hartford Life expects the Updated Personal Protection Portfolios to be subject to greater volatility than the current Personal Protection Portfolios. If you desire your Contract Value to be subject to less volatility, a 100% allocation to the BlackRock Managed Volatility V.I. Fund may be more appropriate for you. You should consult with your financial professional about which investment options are best for you. Some factors you may consider and discuss with your financial professional when reviewing the Updated Personal Protection Portfolios and the BlackRock Managed Volatility V.I. Fund are: your investment time horizon and risk appetite, the importance of protecting your Contract Values from volatility, the impact that managed volatility may have on your investment returns during favorable market conditions, and the likelihood that you will utilize or realize your Rider benefits.
For a complete description of the investment objectives, principal investment strategies, and principal risks of the HIMCO PDF Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-862-6668, by sending an e-mail to hvitfunds@himco.com, or visiting www.hvitfunds.com/fund-literature. For a complete description of the investment objectives, principal investment strategies, and principal risks of the BlackRock Managed Volatility V.I. Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-441-7762; writing to “BlackRock Variable Series Funds, Inc.” at 100 Bellevue Parkway, Wilmington, Delaware 19809; or visiting www.blackrock.com. You may also call Hartford Life at 1-800-862-6668 or visit www.thehartford.com/annuities.
Other Changes
If the proposed Reorganization is approved, please note the following changes to the Contracts that may impact you:
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the HIMCO PDF Fund on the Closing Date, Hartford Life will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.

Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the HIMCO PDF Fund, it will continue to run without interruption. On the Closing Date, all Contract Value in the HIMCO PDF Fund will be automatically transferred to the BlackRock Managed Volatility V.I. Fund. Additionally, Hartford Life will automatically update your existing Automatic Income Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.
Personal Protection Portfolios: If you are invested in a Personal Protection Portfolio model on the Closing Date, the model will be automatically updated to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund.

Hartford Life will make the above-referenced changes with respect to the HIMCO PDF Fund only if the reorganization is approved. Please note that the reorganization may or may not be approved.
If you own a Rider, any new instructions provided to Hartford Life must comply with your investment restrictions or your Rider will be terminated without value. Please refer to the Prospectus for additional information about Rider termination.
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The Appendix D - Optional Rider Investment Restrictions portion of your prospectus has been updated and is replaced as follows:
Appendix D - Optional Rider Investment Restrictions
(Effective April 23, 2018)

Investment Restrictions For

Future6	Safety Plus

Applicable To The Following Products

Hartford's Personal Retirement Manager B-Share VA 2	Hartford's Personal Retirement Manager L-Share VA 2
Hartford's Personal Retirement Manager C-Share VA 3	Huntington Hartford's Personal Retirement Manager B-Share VA 2
Hartford's Personal Retirement Manager I-Share VA 2

You must choose one of the following models. The models will be re-balanced monthly.

PERSONAL PROTECTION PORTFOLIOS

Series 8054 (formerly Hartford Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Hartford Capital Appreciation HLS Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8056 (formerly American Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%

Series 8055 (formerly Franklin Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Templeton Growth VIP Fund	20%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	10%
Total	100%

Series 8059 (formerly Four for Core Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth-Income Fund	20%
Invesco V.I. Core Equity Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8062 (formerly Four for Flexibility Strategy)

BlackRock Managed Volatility V.I. Fund	50%
BlackRock Equity Dividend V.I. Fund	18%
BlackRock Capital Appreciation V.I. Fund	17%
PIMCO StocksPLUS Global Portfolio	15%
Total	100%

Series 8061 (formerly Four for Growth Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Lord Abbett Fundamental Equity Portfolio	20%
American Funds Growth Fund	20%
Invesco V.I. International Growth Fund	10%
Total	100%

Series 8060 (formerly Four for Value Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Blue Chip Income and Growth Fund	20%
Hartford Value HLS Fund	20%
Templeton Foreign VIP Fund	10%
Total	100%

Series 8058 (formerly Diversi-Five Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Fidelity VIP Contrafund Portfolio	20%
Invesco V.I. International Growth Fund	5%
MFS Value Series	20%
Templeton Foreign VIP Fund	5%
Total	100%

5

Series 8096 (formerly Five for Balance Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Century VP Value Fund	20%
Putnam VT Growth Opportunities Fund	20%
Invesco V.I. International Growth Fund	5%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8057 (formerly Index Strategy)

BlackRock Managed Volatility V.I. Fund	50%
BlackRock S&P 500 Index V.I. Fund	50%
Total	100%

INDIVIDUAL SUB-ACCOUNT

Effective April 23, 2018, you may choose to allocate 100% of your Sub-Account allocation to the below listed fund:

BlackRock Managed Volatility V.I. Fund

Investment Restrictions For

Future5	Maximum Anniversary Value III

Applicable To The Following Products

Hartford's Personal Retirement Manager B-Share VA 2	Hartford's Personal Retirement Manager L-Share VA 2
Hartford's Personal Retirement Manager C-Share VA 3	Huntington Hartford's Personal Retirement Manager B-Share VA 2
Hartford's Personal Retirement Manager I-Share VA 2

You may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The Models will be re-balanced quarterly.

6

PORTFOLIO PLANNER ASSET ALLOCATION MODELS

As of May 2, 2016, the following models are available:

Fund	2016 Series 125[1]	2016 Series 126[2]	2016 Series 213[3]	2016 Series 313[4]	2016 Series 413[5]
AB VPS Small/Mid-Cap Value Portfolio	3%	3%	3%	4%	5%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	4%	5%
Hartford Disciplined Equity HLS Fund	4%	5%	6%	7%	8%
Hartford High Yield HLS Fund	14%	17%	18%	17%	14%
Hartford International Opportunities HLS Fund	2%	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	20%	14%	10%	7%	4%
American Funds New World Fund	3%	4%	6%	7%	9%
Invesco V.I. International Growth Fund	1%	2%	3%	4%	5%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	5%
MFS Growth Series	4%	6%	7%	8%	8%
MFS New Discovery Series	2%	3%	3%	4%	5%
MFS Total Return Bond Series	20%	15%	11%	7%	5%
Putnam VT Equity Income Fund	5%	6%	7%	8%	9%
Templeton Foreign VIP Fund	2%	2%	3%	4%	5%
Templeton Global Bond VIP Fund	16%	14%	11%	9%	7%
Total	100%	100%	100%	100%	100%
(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.

INVESTMENT STRATEGIES MODELS

Series 8021 (formerly Hartford Checks and Balances)

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%

Series 8022 (formerly Franklin Founding Investment Strategy)

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8063 (formerly American Growth Foundation Strategy)

American Funds Bond Fund	30%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	20%
American Funds International Fund	15%
Total	100%

7

Series 8064 (formerly Core Four)

American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%

Series 8089 (formerly Huntington World Class Growth Strategy)1

American Funds Global Growth & Income Fund	15%
Franklin Income VIP Fund	15%
Hartford Growth Opportunities HLS Fund	15%
Hartford Total Return Bond HLS Fund	25%
Invesco V.I. Government Money Market Fund	15%
Rational Insider Buying VA Fund	15%
Total	100%

(1)	Series 8089 is available only to Huntington Hartford’s Personal Retirement Manager contract owners.

INDIVIDUAL SUB-ACCOUNTS

AB VPS Balanced Wealth Strategy Portfolio
BlackRock Global Allocation V.I. Fund
Invesco V.I. Balanced Risk Allocation Fund
MFS Total Return Series
PIMCO All Asset Portfolio
PIMCO Global Multi-Asset Managed Allocation Portfolio

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7721

8

PART B

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED
September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,704,932	15,845,090	11,491,690	784,676	1,984,903	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,622,752	1,908,440	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	42,355,666	101,607,144	196,410,550
class S2	—	—	—	—	—	—	—	—	5,174,530	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	6,622,752	1,908,440	13,704,932	15,845,090	11,491,690	784,676	1,984,903	42,355,666	106,781,674	196,410,550
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	246	171	1,844	33,054	2,490	104	346	17,245	35,144	98,519
Other assets	—	—	—	—	—	—	1	—	—	6
Total assets	6,622,998	1,908,611	13,706,776	15,878,144	11,494,180	784,780	1,985,250	42,372,911	106,816,818	196,509,075

Liabilities:
Due to Sponsor Company	246	171	1,844	33,054	2,490	104	346	17,245	35,144	98,519
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	2	3	2	—	—	4	2	—
Total liabilities	246	171	1,846	33,057	2,492	104	346	17,249	35,146	98,519

Net assets:
For contract liabilities	$6,622,752	$1,908,440	$13,704,930	$15,845,087	$11,491,688	$784,676	$1,984,904	$42,355,662	$106,781,672	$196,410,556

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,704,930	15,845,087	11,491,688	784,676	1,984,904	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,622,752	1,908,440	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	42,355,662	101,607,146	196,410,556
class S2	—	—	—	—	—	—	—	—	5,174,526	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,622,752	$1,908,440	$13,704,930	$15,845,087	$11,491,688	$784,676	$1,984,904	$42,355,662	$106,781,672	$196,410,556

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,208,548	994,670	567,211	48,497	89,410	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	613,786	125,721	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,890,913	2,837,396	17,244,122
class S2	—	—	—	—	—	—	—	—	146,587	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	613,786	125,721	1,208,548	994,670	567,211	48,497	89,410	5,890,913	2,983,983	17,244,122

Cost	$4,684,371	$1,484,980	$13,223,898	$13,174,148	$10,387,669	$613,970	$1,575,561	$45,576,592	$92,617,246	$206,766,514

Deferred contracts in the accumulation period:
Units owned by participants #	345,302	104,570	922,910	1,816,593	491,068	53,624	196,278	22,929,981	5,647,326	146,843,147
Minimum unit fair value #*	$18.441918	$17.787267	$13.069832	$7.461103	$19.645921	$12.792798	$8.801729	$1.626277	$14.584406	$1.171484
Maximum unit fair value #*	$19.687561	$18.965624	$20.486112	$16.840735	$35.192154	$21.075876	$17.721891	$25.041119	$22.726007	$10.052011
Contract liability	$6,622,752	$1,908,440	$13,704,930	$15,836,270	$11,487,522	$784,676	$1,984,646	$41,614,102	$105,789,321	$193,651,337

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	542	189	—	26	388,187	51,149	2,014,531
Minimum unit fair value #*	$—	$—	$—	$16.273089	$22.045527	$—	$9.874396	$1.851704	$18.895744	$1.333940
Maximum unit fair value #*	$—	$—	$—	$16.273089	$22.045527	$—	$9.874396	$2.088292	$21.162285	$1.504278
Contract liability	$—	$—	$—	$8,817	$4,166	$—	$258	$741,560	$992,351	$2,759,219

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	69,454,409	174,193,575	622,258,352
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,045,548	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	73,412,943	109,113,473	53,930,166	—	—	104,210,606	—	—	—	—
class S2	41,546,735	1,633,406	15,008,658	10,721,156	282,600	1,794,239	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	114,959,678	110,746,879	68,938,824	10,721,156	282,600	106,004,845	1,045,548	69,454,409	174,193,575	622,258,352
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	109,021	23,316	12,537	635	15	244,415	189	55,898	122,691	161,230
Other assets	1	—	1	2	—	13	—	—	—	—
Total assets	115,068,700	110,770,195	68,951,362	10,721,793	282,615	106,249,273	1,045,737	69,510,307	174,316,266	622,419,582

Liabilities:
Due to Sponsor Company	109,021	23,316	12,537	635	15	244,415	189	55,898	122,691	161,230
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	3	—	—	2	—	—	—	—	7
Total liabilities	109,021	23,319	12,537	635	17	244,415	189	55,898	122,691	161,237

Net assets:
For contract liabilities	$114,959,679	$110,746,876	$68,938,825	$10,721,158	$282,598	$106,004,858	$1,045,548	$69,454,409	$174,193,575	$622,258,345

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	69,454,409	174,193,575	622,258,345
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,045,548	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	73,412,945	109,113,470	53,930,167	—	—	104,210,619	—	—	—	—
class S2	41,546,734	1,633,406	15,008,658	10,721,158	282,598	1,794,239	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$114,959,679	$110,746,876	$68,938,825	$10,721,158	$282,598	$106,004,858	$1,045,548	$69,454,409	$174,193,575	$622,258,345

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	5,885,967	11,281,967	26,972,620
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	48,005	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,897,956	7,861,202	2,801,567	—	—	104,210,607	—	—	—	—
class S2	1,088,751	120,103	818,803	1,006,681	10,778	1,794,238	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,986,707	7,981,305	3,620,370	1,006,681	10,778	106,004,845	48,005	5,885,967	11,281,967	26,972,620

Cost	$87,153,364	$100,769,701	$64,962,699	$11,600,494	$217,544	$106,004,845	$880,077	$67,246,424	$128,756,896	$468,074,785

Deferred contracts in the accumulation period:
Units owned by participants #	29,872,457	40,876,803	2,962,854	804,585	15,272	11,284,246	50,204	5,442,481	9,798,387	27,508,054
Minimum unit fair value #*	$2.349519	$2.338166	$16.706848	$12.287216	$17.769717	$8.920996	$20.020183	$10.596279	$15.836966	$19.787994
Maximum unit fair value #*	$20.813355	$21.966678	$27.590241	$14.187428	$19.156827	$9.921807	$21.399568	$14.012842	$24.887946	$27.183630
Contract liability	$114,575,234	$109,892,131	$68,686,059	$10,721,158	$282,598	$105,100,793	$1,045,548	$68,792,898	$172,920,352	$613,094,801

Contracts in payout (annuitization) period:
Units owned by participants #	129,509	308,165	10,190	—	—	96,247	—	50,607	70,853	389,743
Minimum unit fair value #*	$2.653806	$2.641002	$16.706848	$—	$—	$9.316738	$—	$10.596279	$17.361093	$21.902070
Maximum unit fair value #*	$19.075625	$15.475248	$27.590241	$—	$—	$9.521104	$—	$14.012842	$19.251735	$27.183630
Contract liability	$384,445	$854,745	$252,766	$—	$—	$904,065	$—	$661,511	$1,273,223	$9,163,544

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	402,715,550	558,336,743	222,823,641	1,291,123,706	1,274,820,494	313,498,744	114,654,219	130,190,714	913,876	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,663,312
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	402,715,550	558,336,743	222,823,641	1,291,123,706	1,274,820,494	313,498,744	114,654,219	130,190,714	913,876	6,663,312
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	358,148	146,462	99,138	515,587	546,310	116,364	62,694	64,637	198	44,003
Other assets	—	3	5	—	1	—	—	—	—	—
Total assets	403,073,698	558,483,208	222,922,784	1,291,639,293	1,275,366,805	313,615,108	114,716,913	130,255,351	914,074	6,707,315

Liabilities:
Due to Sponsor Company	358,148	146,462	99,138	515,587	546,310	116,364	62,694	64,637	198	44,003
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	19	—	—	8	—	5	3	1	1	4
Total liabilities	358,167	146,462	99,138	515,595	546,310	116,369	62,697	64,638	199	44,007

Net assets:
For contract liabilities	$402,715,531	$558,336,746	$222,823,646	$1,291,123,698	$1,274,820,495	$313,498,739	$114,654,216	$130,190,713	$913,875	$6,663,308

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	402,715,531	558,336,746	222,823,646	1,291,123,698	1,274,820,495	313,498,739	114,654,216	130,190,713	913,875	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,663,308
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$402,715,531	$558,336,746	$222,823,646	$1,291,123,698	$1,274,820,495	$313,498,739	$114,654,216	$130,190,713	$913,875	$6,663,308

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	28,724,362	51,602,287	7,672,990	17,647,946	26,804,468	15,064,812	4,765,346	5,535,320	35,271	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	95,041
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	28,724,362	51,602,287	7,672,990	17,647,946	26,804,468	15,064,812	4,765,346	5,535,320	35,271	95,041

Cost	$310,283,986	$556,718,726	$163,990,302	$1,043,574,384	$1,031,303,763	$260,705,894	$85,579,283	$107,505,053	$846,577	$5,254,977

Deferred contracts in the accumulation period:
Units owned by participants #	194,726,117	34,940,349	8,615,328	55,055,227	50,359,058	16,760,865	3,770,747	5,087,982	39,251	327,418
Minimum unit fair value #*	$1.774994	$11.943967	$18.211560	$16.990419	$21.908124	$13.111704	$18.225424	$18.994503	$22.290455	$17.567184
Maximum unit fair value #*	$28.808749	$18.296346	$32.630561	$32.481327	$30.941624	$23.367336	$37.915860	$32.370388	$24.215103	$33.034785
Contract liability	$397,260,952	$553,027,972	$220,085,386	$1,278,133,089	$1,255,316,684	$310,675,869	$114,012,819	$128,848,903	$899,276	$6,663,308

Contracts in payout (annuitization) period:
Units owned by participants #	2,597,456	328,527	98,549	523,805	741,389	143,701	19,461	52,466	618	—
Minimum unit fair value #*	$2.006159	$15.267495	$22.666176	$19.325404	$24.171506	$16.374772	$29.958872	$21.970390	$23.612379	$—
Maximum unit fair value #*	$2.284392	$18.296346	$32.630561	$32.481327	$30.941624	$22.987691	$37.915860	$31.578791	$23.612379	$—
Contract liability	$5,454,579	$5,308,774	$2,738,260	$12,990,609	$19,503,811	$2,822,870	$641,397	$1,341,810	$14,599	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	385,019,257	547,540,034	60,412,781	4,948,081	128,739,988
class 4	—	—	—	—	—	7,575,091	84,031,397	—	—	8,178,479
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,037,084	45,377,431	2,160,992	2,611,983	1,690,135	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	61,037,084	45,377,431	2,160,992	2,611,983	1,690,135	392,594,348	631,571,431	60,412,781	4,948,081	136,918,467
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	11,566	24,640	109	806	41	216,940	334,580	58,305	899	183,165
Other assets	—	—	2	1	—	—	3	—	—	1
Total assets	61,048,650	45,402,071	2,161,103	2,612,790	1,690,176	392,811,288	631,906,014	60,471,086	4,948,980	137,101,633

Liabilities:
Due to Sponsor Company	11,566	24,640	109	806	41	216,940	334,580	58,305	899	183,165
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	3	—	—	—	—	—	1	2	—
Total liabilities	11,569	24,643	109	806	41	216,940	334,580	58,306	901	183,165

Net assets:
For contract liabilities	$61,037,081	$45,377,428	$2,160,994	$2,611,984	$1,690,135	$392,594,348	$631,571,434	$60,412,780	$4,948,079	$136,918,468

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	385,019,256	547,540,039	60,412,780	4,948,079	128,739,990
class 4	—	—	—	—	—	7,575,092	84,031,395	—	—	8,178,478
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,037,081	45,377,428	2,160,994	2,611,984	1,690,135	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$61,037,081	$45,377,428	$2,160,994	$2,611,984	$1,690,135	$392,594,348	$631,571,434	$60,412,780	$4,948,079	$136,918,468

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	14,382,490	34,436,480	3,110,854	310,419	7,590,801
class 4	—	—	—	—	—	282,021	5,164,806	—	—	465,215
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,685,176	1,261,886	149,446	192,058	144,210	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,685,176	1,261,886	149,446	192,058	144,210	14,664,511	39,601,286	3,110,854	310,419	8,056,016

Cost	$44,677,897	$35,551,977	$1,716,749	$2,277,196	$1,644,961	$310,524,448	$593,234,226	$54,345,703	$5,005,765	$155,753,537

Deferred contracts in the accumulation period:
Units owned by participants #	2,950,321	2,287,295	113,560	126,489	118,549	14,460,968	29,711,128	3,057,488	209,969	7,743,572
Minimum unit fair value #*	$16.613141	$16.921348	$16.795557	$18.621477	$12.159574	$20.342795	$13.745644	$17.671542	$18.067222	$12.052488
Maximum unit fair value #*	$29.508034	$30.447386	$35.679307	$32.464385	$16.182692	$31.633382	$26.441301	$23.614659	$30.484388	$28.418593
Contract liability	$60,897,932	$45,365,264	$2,160,994	$2,611,984	$1,690,135	$389,177,712	$623,807,089	$59,536,228	$4,878,920	$135,895,375

Contracts in payout (annuitization) period:
Units owned by participants #	6,420	630	—	—	—	121,403	333,965	42,266	2,863	52,119
Minimum unit fair value #*	$18.022977	$19.074677	$—	$—	$—	$27.190057	$15.494487	$19.923719	$21.277214	$13.822522
Maximum unit fair value #*	$29.025369	$19.819933	$—	$—	$—	$31.633382	$25.486547	$22.578548	$24.499276	$25.749274
Contract liability	$139,149	$12,164	$—	$—	$—	$3,416,636	$7,764,345	$876,552	$69,159	$1,023,093

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$218,065,683	$—	$48,464,841	$—	$—	$—	$—	$—	$—
class 2	39,279,475	13,565,676	428,367,363	134,695	162,193,994	165,278,087	189,301,663	20,367,967	5,357,432	—
class 4	17,217,632	55,241,882	79,299,137	4,816,964	26,629,827	27,313,472	27,652,374	2,930,505	43,931,073	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	18,131,238
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	56,497,107	286,873,241	507,666,500	53,416,500	188,823,821	192,591,559	216,954,037	23,298,472	49,288,505	18,131,238
Due from Sponsor Company	—	—	—	—	—	—	—	1,678	—	—
Receivable for fund shares sold	79,175	227,637	356,254	1,668	15,512	193,076	60,782	—	2,056	1,725
Other assets	—	—	—	2	—	—	4	—	—	—
Total assets	56,576,282	287,100,878	508,022,754	53,418,170	188,839,333	192,784,635	217,014,823	23,300,150	49,290,561	18,132,963

Liabilities:
Due to Sponsor Company	79,175	227,637	356,254	1,668	15,512	193,076	60,782	—	2,056	1,725
Payable for fund shares purchased	—	—	—	—	—	—	—	1,678	—	—
Other liabilities	2	—	5	—	1	5	—	2	3	—
Total liabilities	79,177	227,637	356,259	1,668	15,513	193,081	60,782	1,680	2,059	1,725

Net assets:
For contract liabilities	$56,497,105	$286,873,241	$507,666,495	$53,416,502	$188,823,820	$192,591,554	$216,954,041	$23,298,470	$49,288,502	$18,131,238

Contract Liabilities:
class 1	$—	$218,065,681	$—	$48,464,842	$—	$—	$—	$—	$—	$—
class 2	39,279,471	13,565,676	428,367,355	134,696	162,193,993	165,278,082	189,301,669	20,367,964	5,357,431	—
class 4	17,217,634	55,241,884	79,299,140	4,816,964	26,629,827	27,313,472	27,652,372	2,930,506	43,931,071	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	18,131,238
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$56,497,105	$286,873,241	$507,666,495	$53,416,502	$188,823,820	$192,591,554	$216,954,041	$23,298,470	$49,288,502	$18,131,238

Shares:
class 1	—	19,575,017	—	5,037,926	—	—	—	—	—	—
class 2	2,098,262	1,259,580	21,439,808	14,119	10,762,707	10,669,986	9,653,323	2,836,764	318,705	—
class 4	900,504	4,999,265	3,933,489	502,290	1,739,375	1,745,270	1,384,003	422,263	2,555,618	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	600,770
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,998,766	25,833,862	25,373,297	5,554,335	12,502,082	12,415,256	11,037,326	3,259,027	2,874,323	600,770

Cost	$54,362,961	$304,891,353	$433,400,077	$47,480,861	$174,186,014	$152,782,265	$215,178,150	$28,523,977	$51,042,473	$14,722,873

Deferred contracts in the accumulation period:
Units owned by participants #	3,115,540	14,885,934	22,997,944	2,485,082	13,042,322	10,947,618	7,811,457	1,216,731	3,545,558	1,099,592
Minimum unit fair value #*	$15.711379	$11.953815	$13.533718	$8.726303	$9.938188	$11.955970	$14.219190	$16.670045	$10.909656	$14.945216
Maximum unit fair value #*	$30.293895	$26.194905	$29.966426	$29.817666	$18.209115	$22.144816	$36.453791	$25.986761	$15.198488	$23.449905
Contract liability	$56,364,445	$283,754,436	$503,486,779	$53,124,810	$187,392,260	$190,611,388	$215,458,732	$23,171,502	$49,255,941	$18,131,238

Contracts in payout (annuitization) period:
Units owned by participants #	7,653	136,463	169,314	11,101	92,433	103,853	45,836	6,410	2,194	—
Minimum unit fair value #*	$17.109371	$12.146563	$22.838739	$22.625693	$10.730214	$18.088369	$20.891039	$19.328516	$14.518205	$—
Maximum unit fair value #*	$18.631648	$26.194905	$29.966426	$29.682039	$18.052586	$22.144816	$36.453791	$21.241247	$15.150410	$—
Contract liability	$132,660	$3,118,805	$4,179,716	$291,692	$1,431,560	$1,980,166	$1,495,309	$126,968	$32,561	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	413,503,040	347,995,230	269,316,176	4,508,941	68,506,781	105,176,888	26,920,991	26,316,012	5,071,954	140,647,706
class IB	5,884,044	12,003,575	11,963,153	233,954	345,623	2,101,666	2,449,963	6,035,679	—	464,582
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	419,387,084	359,998,805	281,279,329	4,742,895	68,852,404	107,278,554	29,370,954	32,351,691	5,071,954	141,112,288
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	322,944	116,569	34,581	152	89,575	77,516	1,913	36,454	488	157,996
Other assets	5	—	—	—	—	8	2	—	1	7
Total assets	419,710,033	360,115,374	281,313,910	4,743,047	68,941,979	107,356,078	29,372,869	32,388,145	5,072,443	141,270,291

Liabilities:
Due to Sponsor Company	322,944	116,569	34,581	152	89,575	77,516	1,913	36,454	488	157,996
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	5	1	—	1	—	—	1	—	—
Total liabilities	322,944	116,574	34,582	152	89,576	77,516	1,913	36,455	488	157,996

Net assets:
For contract liabilities	$419,387,089	$359,998,800	$281,279,328	$4,742,895	$68,852,403	$107,278,562	$29,370,956	$32,351,690	$5,071,955	$141,112,295

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	413,503,046	347,995,222	269,316,175	4,508,941	68,506,781	105,176,894	26,920,993	26,316,009	5,071,955	140,647,715
class IB	5,884,043	12,003,578	11,963,153	233,954	345,622	2,101,668	2,449,963	6,035,681	—	464,580
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$419,387,089	$359,998,800	$281,279,328	$4,742,895	$68,852,403	$107,278,562	$29,370,956	$32,351,690	$5,071,955	$141,112,295

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	36,755,826	7,218,321	11,678,933	171,053	4,692,245	2,882,348	3,307,247	1,561,781	608,148	14,008,736
class IB	525,361	252,813	522,180	8,953	23,952	59,894	305,863	353,584	—	46,273
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	37,281,187	7,471,134	12,201,113	180,006	4,716,197	2,942,242	3,613,110	1,915,365	608,148	14,055,009

Cost	$409,322,146	$295,392,286	$244,013,643	$4,020,160	$63,472,696	$86,914,838	$29,893,874	$24,650,937	$5,005,618	$140,730,525

Deferred contracts in the accumulation period:
Units owned by participants #	32,413,930	20,175,806	14,012,292	258,966	3,214,459	5,041,873	1,647,863	2,419,900	253,497	119,580,635
Minimum unit fair value #*	$11.569616	$15.298907	$17.464364	$14.222169	$18.711622	$18.103909	$13.260472	$11.442168	$17.038194	$0.841280
Maximum unit fair value #*	$14.702887	$30.181833	$29.134012	$30.634643	$32.026656	$35.258946	$24.310903	$21.612834	$33.257257	$9.956770
Contract liability	$419,360,829	$359,814,899	$281,016,199	$4,742,895	$68,835,735	$107,265,959	$29,370,956	$32,165,051	$5,067,067	$139,695,691

Contracts in payout (annuitization) period:
Units owned by participants #	1,994	8,325	11,541	—	632	546	—	9,116	246	1,382,046
Minimum unit fair value #*	$13.058152	$17.245956	$19.686605	$—	$21.916276	$23.077452	$—	$20.473826	$19.861730	$0.960496
Maximum unit fair value #*	$13.568206	$27.360064	$28.657474	$—	$31.502870	$23.077452	$—	$20.473826	$19.861730	$1.142621
Contract liability	$26,260	$183,901	$263,129	$—	$16,668	$12,603	$—	$186,639	$4,888	$1,416,604

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,182,358	7,504,911	3,060,682	20,407,968	10,330,773	—	—	—	—	—
class IB	—	—	—	1,090,398	4,060,898	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	113,552,550
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,763,156
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,743,771	15,008,775	35,136,834	6,207,481	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	9,182,358	7,504,911	3,060,682	21,498,366	14,391,671	10,743,771	15,008,775	35,136,834	6,207,481	129,315,706
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	4,001
Receivable for fund shares sold	1,647	678	549	87,016	1,243	1,702	4,721	51,954	1,018	—
Other assets	—	—	—	—	—	—	1	1	2	—
Total assets	9,184,005	7,505,589	3,061,231	21,585,382	14,392,914	10,745,473	15,013,497	35,188,789	6,208,501	129,319,707

Liabilities:
Due to Sponsor Company	1,647	678	549	87,016	1,243	1,702	4,721	51,954	1,018	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	4,001
Other liabilities	1	—	—	—	3	1	—	—	—	5
Total liabilities	1,648	678	549	87,016	1,246	1,703	4,721	51,954	1,018	4,006

Net assets:
For contract liabilities	$9,182,357	$7,504,911	$3,060,682	$21,498,366	$14,391,668	$10,743,770	$15,008,776	$35,136,835	$6,207,483	$129,315,701

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,182,357	7,504,911	3,060,682	20,407,967	10,330,771	—	—	—	—	—
class IB	—	—	—	1,090,399	4,060,897	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	113,552,548
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,763,153
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,743,770	15,008,776	35,136,835	6,207,483	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,182,357	$7,504,911	$3,060,682	$21,498,366	$14,391,668	$10,743,770	$15,008,776	$35,136,835	$6,207,483	$129,315,701

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	477,999	242,172	40,004	1,989,081	667,363	—	—	—	—	—
class IB	—	—	—	106,380	263,182	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	2,473,912
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	355,026
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	554,374	948,122	2,738,647	158,922	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	477,999	242,172	40,004	2,095,461	930,545	554,374	948,122	2,738,647	158,922	2,828,938

Cost	$9,377,031	$6,342,688	$2,354,874	$21,967,144	$11,802,766	$10,088,485	$13,660,589	$31,640,495	$4,066,837	$98,480,485

Deferred contracts in the accumulation period:
Units owned by participants #	480,043	278,161	159,908	2,067,184	752,841	531,541	758,462	1,998,057	367,995	7,436,820
Minimum unit fair value #*	$16.438564	$24.141452	$16.937960	$9.480014	$16.325316	$17.339389	$17.862452	$14.471221	$14.411116	$11.794114
Maximum unit fair value #*	$28.333488	$40.465805	$30.421880	$11.809850	$27.025025	$23.205049	$25.700344	$21.879400	$23.783472	$32.658707
Contract liability	$9,182,357	$7,497,846	$3,060,682	$21,493,099	$14,391,668	$10,743,770	$15,008,776	$35,027,838	$6,207,483	$128,809,248

Contracts in payout (annuitization) period:
Units owned by participants #	—	271	—	512	—	—	—	6,229	—	26,874
Minimum unit fair value #*	$—	$26.064699	$—	$10.284342	$—	$—	$—	$17.085965	$—	$13.344033
Maximum unit fair value #*	$—	$26.064699	$—	$10.284342	$—	$—	$—	$18.446699	$—	$23.294547
Contract liability	$—	$7,065	$—	$5,267	$—	$—	$—	$108,997	$—	$506,453

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,267,382
class INIT	17,731,917	121,548,158	45,123,348	79,147,767	356,884,040	146,480,436	366,258,735	21,037,026	86,027,893	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,159,853	—	950,660	34,594,169	100,612,371	138,897,148	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	17,731,917	123,708,011	45,123,348	80,098,427	391,478,209	247,092,807	505,155,883	21,037,026	86,027,893	4,267,382
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	17,950	32,201	75,870	9,046	148,654	146,682	64,276	13,749	77,471	124
Other assets	—	—	—	—	5	2	1	—	2	1
Total assets	17,749,867	123,740,212	45,199,218	80,107,473	391,626,868	247,239,491	505,220,160	21,050,775	86,105,366	4,267,507

Liabilities:
Due to Sponsor Company	17,950	32,201	75,870	9,046	148,654	146,682	64,276	13,749	77,471	124
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	3	1	—	—	—	—	1	—	—
Total liabilities	17,954	32,204	75,871	9,046	148,654	146,682	64,276	13,750	77,471	124

Net assets:
For contract liabilities	$17,731,913	$123,708,008	$45,123,347	$80,098,427	$391,478,214	$247,092,809	$505,155,884	$21,037,025	$86,027,895	$4,267,383

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,267,383
class INIT	17,731,913	121,548,156	45,123,347	79,147,768	356,884,046	146,480,440	366,258,731	21,037,025	86,027,895	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,159,852	—	950,659	34,594,168	100,612,369	138,897,153	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$17,731,913	$123,708,008	$45,123,347	$80,098,427	$391,478,214	$247,092,809	$505,155,884	$21,037,025	$86,027,895	$4,267,383

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	288,922
class INIT	841,572	4,307,164	4,991,521	4,201,049	14,944,893	7,349,746	27,873,572	754,556	14,935,398	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	77,442	—	54,573	1,472,719	5,135,905	10,750,553	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	841,572	4,384,606	4,991,521	4,255,622	16,417,612	12,485,651	38,624,125	754,556	14,935,398	288,922

Cost	$14,106,997	$96,841,255	$39,746,388	$68,260,091	$335,524,653	$192,021,759	$500,634,256	$18,522,905	$89,387,881	$4,196,139

Deferred contracts in the accumulation period:
Units owned by participants #	686,376	6,856,045	4,113,090	3,475,557	19,192,387	9,630,828	36,011,803	908,573	7,265,829	328,339
Minimum unit fair value #*	$21.518948	$16.006137	$9.553129	$15.924140	$14.014868	$17.129043	$11.405546	$20.491636	$11.200770	$12.635311
Maximum unit fair value #*	$32.103358	$27.276515	$32.472217	$35.373583	$26.101300	$35.366581	$15.614413	$26.815359	$12.171524	$13.505545
Contract liability	$17,456,163	$122,402,819	$44,710,173	$79,092,491	$386,384,093	$246,264,769	$503,924,649	$20,899,269	$84,653,649	$4,267,383

Contracts in payout (annuitization) period:
Units owned by participants #	9,652	68,349	36,833	38,434	230,064	27,449	85,848	5,654	116,227	—
Minimum unit fair value #*	$24.568067	$17.901362	$10.685858	$19.051416	$16.413588	$18.581536	$11.763445	$22.805017	$11.713489	$—
Maximum unit fair value #*	$32.103358	$22.962566	$12.043270	$33.064687	$26.101300	$35.366581	$15.614413	$25.379535	$12.171524	$—
Contract liability	$275,750	$1,305,189	$413,174	$1,005,936	$5,094,121	$828,040	$1,231,235	$137,756	$1,374,246	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	203,137	670,656	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,399	2,054,854	10,333,030	—	—	—	—
class III	—	—	7,307,995	—	—	—	—	6,267,607	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,770,026	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,072,756	11,354,764
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	203,137	670,656	7,307,995	638,399	2,054,854	10,333,030	9,770,026	6,267,607	2,072,756	11,354,764
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	16,895
Receivable for fund shares sold	11	34	517	415	286	18,080	1,751	473	283	—
Other assets	—	—	—	2	2	—	1	1	2	1
Total assets	203,148	670,690	7,308,512	638,816	2,055,142	10,351,110	9,771,778	6,268,081	2,073,041	11,371,660

Liabilities:
Due to Sponsor Company	11	34	517	415	286	18,080	1,751	473	283	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	16,895
Other liabilities	—	1	—	—	—	1	—	—	—	—
Total liabilities	11	35	517	415	286	18,081	1,751	473	283	16,895

Net assets:
For contract liabilities	$203,137	$670,655	$7,307,995	$638,401	$2,054,856	$10,333,029	$9,770,027	$6,267,608	$2,072,758	$11,354,765

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	203,137	670,655	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,401	2,054,856	10,333,029	—	—	—	—
class III	—	—	7,307,995	—	—	—	—	6,267,608	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,770,027	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,072,758	11,354,765
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$203,137	$670,655	$7,307,995	$638,401	$2,054,856	$10,333,029	$9,770,027	$6,267,608	$2,072,758	$11,354,765

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	10,327	42,047	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	58,784	71,473	929,229	—	—	—	—
class III	—	—	602,473	—	—	—	—	602,655	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	566,378	—	—	—
class SRV	—	—	—	—	—	—	—	—	39,976	259,716
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	10,327	42,047	602,473	58,784	71,473	929,229	566,378	602,655	39,976	259,716

Cost	$117,111	$494,187	$5,791,420	$601,064	$1,869,880	$9,016,082	$8,518,798	$5,337,747	$1,998,549	$8,328,672

Deferred contracts in the accumulation period:
Units owned by participants #	10,128	30,294	388,656	57,194	108,113	582,696	513,966	339,801	119,039	626,505
Minimum unit fair value #*	$16.532131	$18.435269	$18.070886	$10.843352	$18.376485	$15.287718	$16.131665	$17.602862	$15.233096	$15.837220
Maximum unit fair value #*	$21.602633	$22.926690	$19.315296	$11.388138	$19.299440	$29.260365	$29.349606	$19.419223	$26.596164	$26.965577
Contract liability	$203,137	$617,005	$7,289,536	$638,401	$2,054,856	$10,333,029	$9,770,027	$6,267,608	$2,072,758	$11,354,765

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,572	977	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$19.579270	$18.898564	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$22.926690	$18.898564	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$53,650	$18,459	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund
	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	36,694,040	2,631,976	7,692,312	667,265	1,445,730	385,740	1,401,707	1,678,068
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,843,573	14,197,245	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	4,843,573	14,197,245	36,694,040	2,631,976	7,692,312	667,265	1,445,730	385,740	1,401,707	1,678,068
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	719	30,308	76,121	365	636	404	3,502	30	193	541
Other assets	1	1	—	—	—	—	1	—	1	1
Total assets	4,844,293	14,227,554	36,770,161	2,632,341	7,692,948	667,669	1,449,233	385,770	1,401,901	1,678,610

Liabilities:
Due to Sponsor Company	719	30,308	76,121	365	636	404	3,502	30	193	541
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	1	—	—	—	—
Total liabilities	719	30,308	76,122	365	636	405	3,502	30	193	541

Net assets:
For contract liabilities	$4,843,574	$14,197,246	$36,694,039	$2,631,976	$7,692,312	$667,264	$1,445,731	$385,740	$1,401,708	$1,678,069

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	36,694,039	2,631,976	7,692,312	667,264	1,445,731	385,740	1,401,708	1,678,069
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,843,574	14,197,246	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,843,574	$14,197,246	$36,694,039	$2,631,976	$7,692,312	$667,264	$1,445,731	$385,740	$1,401,708	$1,678,069

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	6,055,122	149,714	821,828	59,050	97,883	20,259	89,054	66,882
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	154,796	568,117	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	154,796	568,117	6,055,122	149,714	821,828	59,050	97,883	20,259	89,054	66,882

Cost	$4,338,759	$10,686,807	$39,970,810	$2,231,181	$6,326,614	$551,117	$1,218,576	$301,465	$1,328,468	$1,260,716

Deferred contracts in the accumulation period:
Units owned by participants #	239,611	607,873	2,589,690	158,127	598,924	63,107	131,138	14,803	67,812	62,065
Minimum unit fair value #*	$17.716424	$20.228281	$12.596816	$15.461918	$12.738325	$9.151182	$9.930025	$22.542338	$18.070046	$22.025143
Maximum unit fair value #*	$27.923629	$35.315231	$20.212606	$23.292779	$12.909125	$16.606870	$17.351269	$30.190058	$30.003728	$28.888944
Contract liability	$4,843,574	$14,197,246	$36,645,662	$2,631,976	$7,692,312	$667,264	$1,419,837	$385,740	$1,394,213	$1,678,069

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	3,407	—	—	—	2,378	—	369	—
Minimum unit fair value #*	$—	$—	$14.200194	$—	$—	$—	$10.825268	$—	$19.510825	$—
Maximum unit fair value #*	$—	$—	$14.200194	$—	$—	$—	$11.248582	$—	$21.066406	$—
Contract liability	$—	$—	$48,377	$—	$—	$—	$25,894	$—	$7,495	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	360,910
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,215,350	5,361,206	505,712	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	621,527	390,704	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,373,352	7,606,413	—
class S2	—	—	—	—	—	27,829,925	1,440,029	1,577,184	1,258,707	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	1,215,350	5,361,206	505,712	621,527	390,704	27,829,925	1,440,029	45,950,536	8,865,120	360,910
Due from Sponsor Company	—	—	—	—	—	13,279	—	—	—	—
Receivable for fund shares sold	115	684	58	97	58	—	203	48,487	51,285	63
Other assets	—	1	—	—	—	—	—	1	—	—
Total assets	1,215,465	5,361,891	505,770	621,624	390,762	27,843,204	1,440,232	45,999,024	8,916,405	360,973

Liabilities:
Due to Sponsor Company	115	684	58	97	58	—	203	48,487	51,285	63
Payable for fund shares purchased	—	—	—	—	—	13,279	—	—	—	—
Other liabilities	—	—	—	—	—	—	1	—	1	1
Total liabilities	115	684	58	97	58	13,279	204	48,487	51,286	64

Net assets:
For contract liabilities	$1,215,350	$5,361,207	$505,712	$621,527	$390,704	$27,829,925	$1,440,028	$45,950,537	$8,865,119	$360,909

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	360,909
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,215,350	5,361,207	505,712	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	621,527	390,704	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,373,353	7,606,410	—
class S2	—	—	—	—	—	27,829,925	1,440,028	1,577,184	1,258,709	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,215,350	$5,361,207	$505,712	$621,527	$390,704	$27,829,925	$1,440,028	$45,950,537	$8,865,119	$360,909

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	18,283
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	111,808	591,092	40,136	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	21,862	13,267	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	727,075	1,411,208	—
class S2	—	—	—	—	—	1,285,447	75,355	26,750	237,045	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	111,808	591,092	40,136	21,862	13,267	1,285,447	75,355	753,825	1,648,253	18,283

Cost	$1,239,319	$6,000,691	$496,187	$265,347	$248,362	$23,490,514	$1,134,992	$35,125,113	$8,683,704	$258,613

Deferred contracts in the accumulation period:
Units owned by participants #	99,483	397,282	47,112	192,235	186,097	1,361,310	53,326	2,421,857	553,473	152,961
Minimum unit fair value #*	$11.960839	$13.049093	$10.674585	$2.315929	$1.840343	$17.284600	$24.330837	$16.999644	$15.071319	$2.004777
Maximum unit fair value #*	$12.785174	$13.948412	$11.410342	$26.396850	$23.117633	$29.489798	$28.301356	$20.198363	$16.901868	$22.076717
Contract liability	$1,215,350	$5,361,207	$505,712	$621,527	$390,704	$27,814,986	$1,440,028	$45,434,556	$8,810,212	$360,909

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	763	—	26,684	3,354	—
Minimum unit fair value #*	$—	$—	$—	$—	$—	$19.576878	$—	$19.106169	$16.163436	$—
Maximum unit fair value #*	$—	$—	$—	$—	$—	$19.576878	$—	$20.066705	$16.436501	$—
Contract liability	$—	$—	$—	$—	$—	$14,939	$—	$515,981	$54,907	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	561,217	1,159,817	751,675	140,647	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,890,746	230,655,583	26,562,118	29,987,904	106,593,242	8,427,099
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	561,217	1,159,817	751,675	140,647	31,890,746	230,655,583	26,562,118	29,987,904	106,593,242	8,427,099
Due from Sponsor Company	—	—	—	—	—	—	—	—	49,022	3,687
Receivable for fund shares sold	138	379	129	24	882	9,693	1,513	2,725	—	—
Other assets	1	—	—	—	1	—	2	—	—	—
Total assets	561,356	1,160,196	751,804	140,671	31,891,629	230,665,276	26,563,633	29,990,629	106,642,264	8,430,786

Liabilities:
Due to Sponsor Company	138	379	129	24	882	9,693	1,513	2,725	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	49,022	3,687
Other liabilities	—	3	1	1	—	2	—	1	2	—
Total liabilities	138	382	130	25	882	9,695	1,513	2,726	49,024	3,687

Net assets:
For contract liabilities	$561,218	$1,159,814	$751,674	$140,646	$31,890,747	$230,655,581	$26,562,120	$29,987,903	$106,593,240	$8,427,099

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	561,218	1,159,814	751,674	140,646	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,890,747	230,655,581	26,562,120	29,987,903	106,593,240	8,427,099
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$561,218	$1,159,814	$751,674	$140,646	$31,890,747	$230,655,581	$26,562,120	$29,987,903	$106,593,240	$8,427,099

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	109,399	118,228	25,123	5,531	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	738,554	32,670,763	3,227,475	3,544,670	11,388,167	930,143
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	109,399	118,228	25,123	5,531	738,554	32,670,763	3,227,475	3,544,670	11,388,167	930,143

Cost	$526,163	$1,052,494	$614,869	$117,102	$28,630,327	$258,800,343	$27,492,447	$34,752,992	$108,799,702	$8,441,246

Deferred contracts in the accumulation period:
Units owned by participants #	37,336	330,110	23,838	6,471	1,271,817	33,414,219	1,490,123	1,504,117	9,489,225	774,950
Minimum unit fair value #*	$14.270126	$2.543389	$28.275705	$20.742050	$20.990831	$6.678759	$15.135149	$16.283522	$10.199577	$9.984860
Maximum unit fair value #*	$15.515000	$33.437613	$34.508798	$30.435107	$29.873144	$7.205355	$24.113949	$28.454690	$13.056871	$12.110811
Contract liability	$557,393	$1,154,476	$745,838	$140,646	$31,765,617	$230,655,581	$26,561,796	$29,987,903	$106,532,019	$8,427,099

Contracts in payout (annuitization) period:
Units owned by participants #	253	1,864	194	—	4,189	—	19	—	5,336	—
Minimum unit fair value #*	$15.125062	$2.863701	$30.074055	$—	$29.873144	$—	$16.945388	$—	$11.473315	$—
Maximum unit fair value #*	$15.125062	$2.863701	$30.074055	$—	$29.873144	$—	$16.945388	$—	$11.473315	$—
Contract liability	$3,825	$5,338	$5,836	$—	$125,130	$—	$324	$—	$61,221	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities - UNAUDITED (concluded)
September 30, 2017

	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	25,665,247	14,734,291	28,967,695	179,699,263	105,858,952	105,900,092	15,575,393	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	17,192,151	30,320,180	17,032,653
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	25,665,247	14,734,291	28,967,695	179,699,263	105,858,952	105,900,092	15,575,393	17,192,151	30,320,180	17,032,653
Due from Sponsor Company	656	—	21,852	—	32,616	—	—	—	—	—
Receivable for fund shares sold	—	1,253	—	37,806	—	27,774	36,295	10,327	111,325	20,311
Other assets	—	—	1	—	—	—	—	2	2	3
Total assets	25,665,903	14,735,544	28,989,548	179,737,069	105,891,568	105,927,866	15,611,688	17,202,480	30,431,507	17,052,967

Liabilities:
Due to Sponsor Company	—	1,253	—	37,806	—	27,774	36,295	10,327	111,325	20,311
Payable for fund shares purchased	656	—	21,852	—	32,616	—	—	—	—	—
Other liabilities	1	—	—	—	2	—	—	—	—	—
Total liabilities	657	1,253	21,852	37,806	32,618	27,774	36,295	10,327	111,325	20,311

Net assets:
For contract liabilities	$25,665,246	$14,734,291	$28,967,696	$179,699,263	$105,858,950	$105,900,092	$15,575,393	$17,192,153	$30,320,182	$17,032,656

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	25,665,246	14,734,291	28,967,696	179,699,263	105,858,950	105,900,092	15,575,393	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	17,192,153	30,320,182	17,032,656
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$25,665,246	$14,734,291	$28,967,696	$179,699,263	$105,858,950	$105,900,092	$15,575,393	$17,192,153	$30,320,182	$17,032,656

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	3,882,791	2,092,939	4,977,267	27,646,041	15,101,134	14,101,211	2,388,864	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	724,490	1,751,599	1,053,349
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,882,791	2,092,939	4,977,267	27,646,041	15,101,134	14,101,211	2,388,864	724,490	1,751,599	1,053,349

Cost	$25,314,607	$14,457,162	$33,443,043	$210,247,208	$126,372,027	$105,297,034	$13,730,175	$16,812,835	$30,344,094	$15,929,425

Deferred contracts in the accumulation period:
Units owned by participants #	1,582,506	788,407	2,106,541	8,959,478	5,423,939	8,394,644	1,220,200	1,303,153	2,405,168	1,525,160
Minimum unit fair value #*	$13.611293	$15.673269	$11.866132	$16.900183	$16.348853	$10.777908	$10.692684	$12.539038	$12.104140	$10.859012
Maximum unit fair value #*	$26.202062	$28.737287	$27.402223	$32.967235	$28.826475	$21.142592	$20.649313	$13.172045	$12.749098	$11.437771
Contract liability	$25,655,578	$14,724,835	$28,935,205	$179,589,870	$105,666,765	$105,855,937	$15,575,393	$16,803,919	$29,895,764	$16,961,489

Contracts in payout (annuitization) period:
Units owned by participants #	403	364	2,434	5,754	10,267	3,642	—	29,939	33,880	6,349
Minimum unit fair value #*	$15.239450	$25.989354	$13.348442	$19.011035	$18.390743	$12.124324	$—	$12.911682	$12.463869	$11.181805
Maximum unit fair value #*	$24.590458	$25.989354	$13.348442	$19.011035	$28.354955	$12.124324	$—	$13.032531	$12.580529	$11.286499
Contract liability	$9,668	$9,456	$32,491	$109,393	$192,185	$44,155	$—	$388,234	$424,418	$71,167

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED
For the Periods Ended September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$82,892	$13,419	$258,208	$40,737	$28,924	$8,939	$17,758	$163,760	$1,079,637	$4,124,892

Expenses:
Administrative charges	—	—	—	—	—	—	—	(43,704)	(135,602)	(206,171)
Mortality and expense risk charges	(46,128)	(16,227)	(166,562)	(188,127)	(123,827)	(10,320)	(24,259)	(584,507)	(1,320,077)	(2,706,360)
Total expenses	(46,128)	(16,227)	(166,562)	(188,127)	(123,827)	(10,320)	(24,259)	(628,211)	(1,455,679)	(2,912,531)
Net investment income (loss)	36,764	(2,808)	91,646	(147,390)	(94,903)	(1,381)	(6,501)	(464,451)	(376,042)	1,212,361

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	343,979	90,517	35,572	306,448	243,666	41,574	67,403	(1,263,291)	2,482,091	(1,517,457)
Net realized gain distributions	—	89,595	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(145,253)	180,382	1,255,880	2,719,792	(146,775)	3,990	434,142	5,712,418	1,668,342	1,066,075
Net gain (loss) on investments	198,726	360,494	1,408,967	3,026,240	685,692	45,564	501,545	4,449,127	9,620,774	(451,382)
Net increase (decrease) in net assets resulting from operations	$235,490	$357,686	$1,500,613	$2,878,850	$590,789	$44,183	$495,044	$3,984,676	$9,244,732	$760,979

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,540,547	$576,824	$—	$414,279	$4,221	$428,698	$13,512	$—	$484,365	$1,706,135

Expenses:
Administrative charges	(79,678)	(111,683)	(5,073)	—	—	—	—	—	—	(703,634)
Mortality and expense risk charges	(1,272,068)	(1,450,482)	(898,172)	(122,886)	(4,141)	(1,533,369)	(7,271)	(931,214)	(2,075,538)	(7,559,619)
Total expenses	(1,351,746)	(1,562,165)	(903,245)	(122,886)	(4,141)	(1,533,369)	(7,271)	(931,214)	(2,075,538)	(8,263,253)
Net investment income (loss)	188,801	(985,341)	(903,245)	291,393	80	(1,104,671)	6,241	(931,214)	(1,591,173)	(6,557,118)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,378,772	1,539,669	618,873	(21,065)	14,085	—	21,288	123,230	5,654,392	21,478,640
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,507	2,975,386	28,177,891
Change in unrealized appreciation (depreciation) during the period	14,352,668	7,195,596	2,782,188	(457,363)	(13,047)	—	9,162	3,997,237	23,373,554	23,280,664
Net gain (loss) on investments	18,731,440	10,982,699	6,483,710	115,836	10,751	—	52,293	4,549,974	32,003,332	72,937,195
Net increase (decrease) in net assets resulting from operations	$18,920,241	$9,997,358	$5,580,465	$407,229	$10,831	$(1,104,671)	$58,534	$3,618,760	$30,412,159	$66,380,077

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,334,195	$2,986,884	$176,791	$1,559,589	$3,039,114	$945,825	$142,987	$498,489	$107	$4,625

Expenses:
Administrative charges	(422,486)	(708,340)	(245,572)	(1,465,264)	(1,473,888)	(360,468)	(125,338)	(153,638)	—	—
Mortality and expense risk charges	(5,064,270)	(6,038,226)	(2,511,922)	(15,662,731)	(15,027,203)	(3,523,804)	(1,332,904)	(1,504,153)	(12,883)	(75,957)
Total expenses	(5,486,756)	(6,746,566)	(2,757,494)	(17,127,995)	(16,501,091)	(3,884,272)	(1,458,242)	(1,657,791)	(12,883)	(75,957)
Net investment income (loss)	(4,152,561)	(3,759,682)	(2,580,703)	(15,568,406)	(13,461,977)	(2,938,447)	(1,315,255)	(1,159,302)	(12,776)	(71,332)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,714,292	(58,932)	6,965,311	37,625,095	31,870,137	4,905,291	3,193,891	2,378,707	3,022	210,166
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	325,673
Change in unrealized appreciation (depreciation) during the period	3,822,790	8,174,744	34,330,397	78,952,199	69,638,934	60,537,635	19,237,739	20,130,927	147,761	849,786
Net gain (loss) on investments	34,822,320	16,355,493	47,729,359	239,533,252	183,093,566	69,037,060	22,431,630	22,509,634	177,865	1,385,625
Net increase (decrease) in net assets resulting from operations	$30,669,759	$12,595,811	$45,148,656	$223,964,846	$169,631,589	$66,098,613	$21,116,375	$21,350,332	$165,089	$1,314,293

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$109,314	$56,763	$5,142	$7,312	$—	$6,057,242	$26,355,945	$372,289	$163,453	$—

Expenses:
Administrative charges	—	—	—	—	—	(404,050)	(619,409)	(63,357)	(6,295)	(151,932)
Mortality and expense risk charges	(658,777)	(527,341)	(31,305)	(32,380)	(10,836)	(4,805,651)	(8,018,789)	(791,618)	(55,924)	(1,753,236)
Total expenses	(658,777)	(527,341)	(31,305)	(32,380)	(10,836)	(5,209,701)	(8,638,198)	(854,975)	(62,219)	(1,905,168)
Net investment income (loss)	(549,463)	(470,578)	(26,163)	(25,068)	(10,836)	847,541	17,717,747	(482,686)	101,234	(1,905,168)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,806,338	1,504,822	64,148	39,605	649	12,457,161	5,542,919	1,139,141	(24,681)	(3,499,377)
Net realized gain distributions	2,362,286	1,861,029	461,608	125,972	—	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,097,870	2,369,653	(241,791)	243,632	101,026	16,898,610	17,169,606	5,210,714	199,830	9,953,605
Net gain (loss) on investments	9,266,494	5,735,504	283,965	409,209	101,675	43,789,038	22,712,525	11,107,673	175,149	20,065,364
Net increase (decrease) in net assets resulting from operations	$8,717,031	$5,264,926	$257,802	$384,141	$90,839	$44,636,579	$40,430,272	$10,624,987	$276,383	$18,160,196

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$291,743	$8,756,109	$11,364,837	$595,670	$4,651,423	$3,105,883	$3,804,464	$—	$—	$84,757

Expenses:
Administrative charges	—	(259,384)	(535,308)	(49,843)	(191,229)	(198,956)	(199,879)	(27,119)	—	—
Mortality and expense risk charges	(785,310)	(3,681,966)	(6,233,424)	(668,735)	(2,277,997)	(2,320,388)	(2,684,740)	(283,810)	(552,067)	(205,343)
Total expenses	(785,310)	(3,941,350)	(6,768,732)	(718,578)	(2,469,226)	(2,519,344)	(2,884,619)	(310,929)	(552,067)	(205,343)
Net investment income (loss)	(493,567)	4,814,759	4,596,105	(122,908)	2,182,197	586,539	919,845	(310,929)	(552,067)	(120,586)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	762,374	(2,948,482)	15,241,666	347,176	1,299,168	5,732,549	1,560,395	(1,583,581)	(413,746)	421,931
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	(2,702,901)	6,874,044	(14,447,780)	12,517,415	18,567,430	18,388,126	(1,231,564)	6,181,360	2,177,960	1,144,990
Net gain (loss) on investments	2,233,792	3,925,562	21,577,505	12,864,591	19,866,598	24,120,675	12,565,211	4,651,353	1,924,179	1,566,921
Net increase (decrease) in net assets resulting from operations	$1,740,225	$8,740,321	$26,173,610	$12,741,683	$22,048,795	$24,707,214	$13,485,056	$4,340,424	$1,372,112	$1,446,335

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$12,429,634	$549,255	$3,553	$21,627	$707	$—	$1,762,225	$438,119	$42,838	$1,147,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(148,806)
Mortality and expense risk charges	(4,476,874)	(3,864,932)	(2,929,854)	(42,285)	(793,753)	(1,175,551)	(320,652)	(336,426)	(61,033)	(1,841,980)
Total expenses	(4,476,874)	(3,864,932)	(2,929,854)	(42,285)	(793,753)	(1,175,551)	(320,652)	(336,426)	(61,033)	(1,990,786)
Net investment income (loss)	7,952,760	(3,315,677)	(2,926,301)	(20,658)	(793,046)	(1,175,551)	1,441,573	101,693	(18,195)	(843,642)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,746,262	8,546,569	6,087,414	89,231	1,306,166	3,141,366	41,912	1,219,809	(11,206)	226,091
Net realized gain distributions	—	4,613,368	17,783,587	201,678	6,751,993	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	4,854,261	41,909,740	7,125,861	619,176	638,477	18,764,480	152,240	4,435,025	219,862	(155,845)
Net gain (loss) on investments	6,600,523	55,069,677	30,996,862	910,085	8,696,636	23,253,803	194,152	5,654,834	366,075	70,246
Net increase (decrease) in net assets resulting from operations	$14,553,283	$51,754,000	$28,070,561	$889,427	$7,903,590	$22,078,252	$1,635,725	$5,756,527	$347,880	$(773,396)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$3,086	$1,637	$477,863	$20,767	$—	$97	$—	$—	$116,722

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(142,856)
Mortality and expense risk charges	(101,539)	(90,228)	(32,819)	(258,640)	(133,564)	(80,705)	(176,754)	(404,670)	(71,917)	(1,422,268)
Total expenses	(101,539)	(90,228)	(32,819)	(258,640)	(133,564)	(80,705)	(176,754)	(404,670)	(71,917)	(1,565,124)
Net investment income (loss)	(101,539)	(87,142)	(31,182)	219,223	(112,797)	(80,705)	(176,657)	(404,670)	(71,917)	(1,448,402)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(167,033)	125,598	74,283	(65,944)	491,412	53,595	130,404	412,697	462,420	5,803,578
Net realized gain distributions	—	—	—	—	981,058	90,853	161,979	—	44,481	5,039,071
Change in unrealized appreciation (depreciation) during the period	1,768,983	908,012	282,437	(4,127)	(209,892)	580,452	1,265,376	2,165,604	(62,998)	15,946,373
Net gain (loss) on investments	1,601,950	1,033,610	356,720	(70,071)	1,262,578	724,900	1,557,759	2,578,301	443,903	26,789,022
Net increase (decrease) in net assets resulting from operations	$1,500,411	$946,468	$325,538	$149,152	$1,149,781	$644,195	$1,381,102	$2,173,631	$371,986	$25,340,620

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$146,124	$883,179	$53,580	$—	$9,114,890	$4,519,112	$16,524,084	$280,432	$5,532,252	$17,658

Expenses:
Administrative charges	(20,776)	(141,095)	(48,208)	(88,996)	(415,586)	(155,110)	(497,485)	(26,741)	—	—
Mortality and expense risk charges	(220,157)	(1,614,235)	(570,765)	(1,026,348)	(5,012,697)	(2,761,178)	(5,271,886)	(226,468)	(1,231,901)	(34,732)
Total expenses	(240,933)	(1,755,330)	(618,973)	(1,115,344)	(5,428,283)	(2,916,288)	(5,769,371)	(253,209)	(1,231,901)	(34,732)
Net investment income (loss)	(94,809)	(872,151)	(565,393)	(1,115,344)	3,686,607	1,602,824	10,754,713	27,223	4,300,351	(17,074)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	718,401	4,615,320	840,210	1,293,440	8,520,644	10,101,416	1,522,628	515,204	(173,613)	(26,008)
Net realized gain on distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	—
Change in unrealized appreciation (depreciation) during the period	1,508,303	7,931,507	4,697,931	10,826,779	4,431,056	3,871,782	899,711	961,286	207,678	455,191
Net gain (loss) on investments	2,885,658	17,333,872	8,104,094	13,595,934	23,648,466	23,687,849	2,422,339	2,853,852	34,065	429,183
Net increase (decrease) in net assets resulting from operations	$2,790,849	$16,461,721	$7,538,701	$12,480,590	$27,335,073	$25,290,673	$13,177,052	$2,881,075	$4,334,416	$412,109

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$31	$59,203	$18,405	$—	$—	$58,273	$—	$—	$183

Expenses:
Administrative charges	(204)	(756)	—	—	—	—	—	(424)	—	—
Mortality and expense risk charges	(2,556)	(8,117)	(51,428)	(8,714)	(26,061)	(107,937)	(107,350)	(3,172)	(44,935)	(24,693)
Total expenses	(2,760)	(8,873)	(51,428)	(8,714)	(26,061)	(107,937)	(107,350)	(3,596)	(44,935)	(24,693)
Net investment income (loss)	(2,760)	(8,842)	7,775	9,691	(26,061)	(107,937)	(49,077)	(3,596)	(44,935)	(24,510)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,913	18,161	266,018	3,026	24,660	133,518	218,926	4,993	174,058	8,203
Net realized gain distributions	—	6,119	48,377	—	175,986	—	115,264	—	110,655	182,214
Change in unrealized appreciation (depreciation) during the period	28,876	91,970	388,480	10,623	365,944	2,618,766	(20,949)	64,246	1,128,483	153,672
Net gain (loss) on investments	36,789	116,250	702,875	13,649	566,590	2,752,284	313,241	69,239	1,413,196	344,089
Net increase (decrease) in net assets resulting from operations	$34,029	$107,408	$710,650	$23,340	$540,529	$2,644,347	$264,164	$65,643	$1,368,261	$319,579

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$81,581	$49,775	$94,246	$52,555	$2,108,668	$41,702	$8,357	$12,044	$31,513	$4,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(140,601)	(46,859)	(178,404)	(12,472)	(455,027)	(35,030)	(52,014)	(10,017)	(18,674)	(2,650)
Total expenses	(140,601)	(46,859)	(178,404)	(12,472)	(455,027)	(35,030)	(52,014)	(10,017)	(18,674)	(2,650)
Net investment income (loss)	(59,020)	2,916	(84,158)	40,083	1,653,641	6,672	(43,657)	2,027	12,839	1,494

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	511,342	52,833	784,774	153,211	(596,056)	54,125	195,008	27,941	26,140	8,680
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	1,986,057	289,669	(27,411)	(138,498)	586,795	85,776	1,309,207	107,794	232,756	16,020
Net gain (loss) on investments	2,497,399	424,140	1,543,349	14,713	(9,261)	238,840	1,611,922	135,735	258,896	45,041
Net increase (decrease) in net assets resulting from operations	$2,438,379	$427,056	$1,459,191	$54,796	$1,644,380	$245,512	$1,568,265	$137,762	$271,735	$46,535

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$13,261	$29,827	$31,425	$184,210	$8,212	$—	$—	$357,825	$27,614	$34,783

Expenses:
Administrative charges	—	—	—	—	—	(496)	—	(5,866)	(2,043)	—
Mortality and expense risk charges	(21,558)	(9,542)	(11,084)	(38,717)	(5,713)	(7,816)	(5,124)	(243,614)	(16,200)	(659,837)
Total expenses	(21,558)	(9,542)	(11,084)	(38,717)	(5,713)	(8,312)	(5,124)	(249,480)	(18,243)	(659,837)
Net investment income (loss)	(8,297)	20,285	20,341	145,493	2,499	(8,312)	(5,124)	108,345	9,371	(625,054)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3)	58,824	(10,973)	(250,199)	(7,308)	7,980	2,579	820,715	51,579	2,493,754
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	(21,713)	43,785	103,704	953,378	54,575	111,926	32,387	74,896	(10,134)	3,329,721
Net gain (loss) on investments	53,551	155,439	92,731	703,179	47,267	119,906	34,966	2,047,016	101,940	9,339,706
Net increase (decrease) in net assets resulting from operations	$45,254	$175,724	$113,072	$848,672	$49,766	$111,594	$29,842	$2,155,361	$111,311	$8,714,652

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$2,295	$15,089	$—	$—	$932	$574,760	$2,415,677	$364,217	$776,262

Expenses:
Administrative charges	—	—	—	—	—	—	(50,431)	—	(21,201)	(27,433)
Mortality and expense risk charges	(130,752)	(5,760)	(7,595)	(16,077)	(12,023)	(2,111)	(216,047)	(1,735,644)	(337,932)	(344,890)
Total expenses	(130,752)	(5,760)	(7,595)	(16,077)	(12,023)	(2,111)	(266,478)	(1,735,644)	(359,133)	(372,323)
Net investment income (loss)	(130,752)	(3,465)	7,494	(16,077)	(12,023)	(1,179)	308,282	680,033	5,084	403,939

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	76,230	9,681	666	1,531	25,972	2,375	1,089,937	(3,449,338)	(146,499)	(396,023)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	1,851,438	4,509,110
Change in unrealized appreciation (depreciation) during the period	767,123	1,986	75,990	180,569	84,028	2,028	925,899	(5,857,380)	1,186,731	(2,246,603)
Net gain (loss) on investments	1,390,054	26,684	76,656	214,954	151,002	15,605	3,847,494	(9,306,718)	2,891,670	1,866,484
Net increase (decrease) in net assets resulting from operations	$1,259,302	$23,219	$84,150	$198,877	$138,979	$14,426	$4,155,776	$(8,626,685)	$2,896,754	$2,270,423

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,699,637	$25,145	$368,340	$120,486	$48,065	$805,360	$1,775,959	$1,085,493	$63,722	$159,707

Expenses:
Administrative charges	(117,002)	(7,565)	(18,506)	(9,686)	(29,294)	(190,111)	(112,879)	(116,169)	(12,298)	—
Mortality and expense risk charges	(1,127,501)	(96,122)	(300,235)	(175,721)	(308,000)	(1,843,797)	(1,063,408)	(1,072,709)	(174,785)	(215,342)
Total expenses	(1,244,503)	(103,687)	(318,741)	(185,407)	(337,294)	(2,033,908)	(1,176,287)	(1,188,878)	(187,083)	(215,342)
Net investment income (loss)	455,134	(78,542)	49,599	(64,921)	(289,229)	(1,228,548)	599,672	(103,385)	(123,361)	(55,635)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(358,066)	(45,051)	(6,345)	73,026	(411,698)	(3,580,706)	(1,798,065)	93,421	146,150	30,959
Net realized gain distributions	194,967	—	1,855,514	1,587,732	6,245,318	31,604,482	20,365,725	10,110,427	—	983,971
Change in unrealized appreciation (depreciation) during the period	1,907,561	552,430	2,526,870	1,434,954	(726,396)	5,115,062	(5,063,892)	13,066,072	2,963,662	1,485,851
Net gain (loss) on investments	1,744,462	507,379	4,376,039	3,095,712	5,107,224	33,138,838	13,503,768	23,269,920	3,109,812	2,500,781
Net increase (decrease) in net assets resulting from operations	$2,199,596	$428,837	$4,425,638	$3,030,791	$4,817,995	$31,910,290	$14,103,440	$23,166,535	$2,986,451	$2,445,146

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations - UNAUDITED (concluded)
For the Periods Ended September 30, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Investment income:
Dividends	$194,373	$309,011

Expenses:
Administrative charges	—	—
Mortality and expense risk charges	(402,888)	(245,975)
Total expenses	(402,888)	(245,975)
Net investment income (loss)	(208,515)	63,036

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(82,833)	(5,346)
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	3,670,662	3,105,618
Net gain (loss) on investments	5,137,634	3,100,272
Net increase (decrease) in net assets resulting from operations	$4,929,119	$3,163,308

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA. Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED
For the Periods Ended September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$36,764	$(2,808)	$91,646	$(147,390)	$(94,903)	$(1,381)	$(6,501)	$(464,451)	$(376,042)	$1,212,361
Net realized gain (loss) on security transactions	343,979	90,517	35,572	306,448	243,666	41,574	67,403	(1,263,291)	2,482,091	(1,517,457)
Net realized gain distributions	—	89,595	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(145,253)	180,382	1,255,880	2,719,792	(146,775)	3,990	434,142	5,712,418	1,668,342	1,066,075
Net increase (decrease) in net assets resulting from operations	235,490	357,686	1,500,613	2,878,850	590,789	44,183	495,044	3,984,676	9,244,732	760,979

Unit transactions:
Purchases	37,275	1,462	8,832	59,546	115,706	963	2,036	291,918	302,440	1,191,491
Net transfers	(141,650)	(220,067)	(332,744)	(530,764)	(182,016)	(69,594)	100,041	(1,823,591)	(169,441)	7,981,959
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(463,252)	(218,114)	(2,852,835)	(1,620,487)	(1,172,727)	(116,420)	(331,439)	(3,467,149)	(10,297,653)	(23,791,632)
Other transactions	(2)	1	—	(76)	(138)	—	4	1,359	359	6,336
Death benefits	(45,702)	(42,162)	(116,215)	(204,382)	(159,477)	—	(12,576)	(739,898)	(1,471,360)	(4,792,380)
Net annuity transactions	—	—	—	(4,694)	(1,782)	—	(243)	1,418	(4,641)	64,063
Net increase (decrease) in net assets resulting from unit transactions	(613,331)	(478,880)	(3,292,962)	(2,300,857)	(1,400,434)	(185,051)	(242,177)	(5,735,943)	(11,640,296)	(19,340,163)
Net increase (decrease) in net assets	(377,841)	(121,194)	(1,792,349)	577,993	(809,645)	(140,868)	252,867	(1,751,267)	(2,395,564)	(18,579,184)

Net assets:
Beginning of period	7,000,593	2,029,634	15,497,279	15,267,094	12,301,333	925,544	1,732,037	44,106,929	109,177,236	214,989,740
End of period	$6,622,752	$1,908,440	$13,704,930	$15,845,087	$11,491,688	$784,676	$1,984,904	$42,355,662	$106,781,672	$196,410,556

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$188,801	$(985,341)	$(903,245)	$291,393	$80	$(1,104,671)	$6,241	$(931,214)	$(1,591,173)	$(6,557,118)
Net realized gain (loss) on security transactions	4,378,772	1,539,669	618,873	(21,065)	14,085	—	21,288	123,230	5,654,392	21,478,640
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,507	2,975,386	28,177,891
Change in unrealized appreciation (depreciation) during the period	14,352,668	7,195,596	2,782,188	(457,363)	(13,047)	—	9,162	3,997,237	23,373,554	23,280,664
Net increase (decrease) in net assets resulting from operations	18,920,241	9,997,358	5,580,465	407,229	10,831	(1,104,671)	58,534	3,618,760	30,412,159	66,380,077

Unit transactions:
Purchases	445,734	409,574	419,177	20,065	—	587,766	4,491	174,165	637,954	3,636,474
Net transfers	(4,488,001)	(1,963,995)	(2,865,373)	(46,565)	5,739	32,892,749	67,686	2,307,879	(3,457,947)	3,756,968
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,442,210)	(10,563,334)	(6,459,998)	(1,278,373)	(36,224)	(51,089,906)	(51,595)	(7,409,280)	(15,848,993)	(54,030,741)
Other transactions	6,343	6,895	5,585	(5)	(1)	9,824	—	4,445	1,078	25,434
Death benefits	(1,514,904)	(1,752,165)	(1,107,319)	(149,773)	—	(7,353,982)	(66,814)	(1,600,109)	(2,164,251)	(13,097,829)
Net annuity transactions	47,216	(138,086)	4,138	—	—	(45,386)	—	93,853	113,312	(253,407)
Net increase (decrease) in net assets resulting from unit transactions	(16,945,822)	(14,001,111)	(10,003,790)	(1,454,651)	(30,486)	(24,998,935)	(46,232)	(6,429,047)	(20,718,847)	(59,963,101)
Net increase (decrease) in net assets	1,974,419	(4,003,753)	(4,423,325)	(1,047,422)	(19,655)	(26,103,606)	12,302	(2,810,287)	9,693,312	6,416,976

Net assets:
Beginning of period	112,985,260	114,750,629	73,362,150	11,768,580	302,253	132,108,464	1,033,246	72,264,696	164,500,263	615,841,369
End of period	$114,959,679	$110,746,876	$68,938,825	$10,721,158	$282,598	$106,004,858	$1,045,548	$69,454,409	$174,193,575	$622,258,345

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(4,152,561)	$(3,759,682)	$(2,580,703)	$(15,568,406)	$(13,461,977)	$(2,938,447)	$(1,315,255)	$(1,159,302)	$(12,776)	$(71,332)
Net realized gain (loss) on security transactions	15,714,292	(58,932)	6,965,311	37,625,095	31,870,137	4,905,291	3,193,891	2,378,707	3,022	210,166
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	325,673
Change in unrealized appreciation (depreciation) during the period	3,822,790	8,174,744	34,330,397	78,952,199	69,638,934	60,537,635	19,237,739	20,130,927	147,761	849,786
Net increase (decrease) in net assets resulting from operations	30,669,759	12,595,811	45,148,656	223,964,846	169,631,589	66,098,613	21,116,375	21,350,332	165,089	1,314,293

Unit transactions:
Purchases	1,630,191	1,946,049	513,413	4,025,485	4,800,121	1,240,353	256,542	645,118	1,040	48,765
Net transfers	(4,402,320)	25,134,342	622,704	(22,004,011)	(16,827,300)	(6,605,444)	2,616,008	(2,211,794)	112,316	1,181,785
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(41,084,942)	(53,085,473)	(18,874,210)	(112,464,063)	(107,381,734)	(25,711,244)	(8,762,664)	(11,389,365)	(39,684)	(666,442)
Other transactions	13,388	18,810	5,146	21,366	36,792	4,164	1,286	351	(25)	(6)
Death benefits	(8,413,412)	(10,339,428)	(3,431,631)	(19,707,647)	(24,944,868)	(5,617,148)	(1,494,359)	(1,498,531)	(2,275)	(22,585)
Net annuity transactions	12,557	146,503	(242,551)	(147,694)	89,055	81,653	(19,015)	11,754	(1,824)	—
Net increase (decrease) in net assets resulting from unit transactions	(52,244,538)	(36,179,197)	(21,407,129)	(150,276,564)	(144,227,934)	(36,607,666)	(7,402,202)	(14,442,467)	69,548	541,517
Net increase (decrease) in net assets	(21,574,779)	(23,583,386)	23,741,527	73,688,282	25,403,655	29,490,947	13,714,173	6,907,865	234,637	1,855,810

Net assets:
Beginning of period	424,290,310	581,920,132	199,082,119	1,217,435,416	1,249,416,840	284,007,792	100,940,043	123,282,848	679,238	4,807,498
End of period	$402,715,531	$558,336,746	$222,823,646	$1,291,123,698	$1,274,820,495	$313,498,739	$114,654,216	$130,190,713	$913,875	$6,663,308

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(549,463)	$(470,578)	$(26,163)	$(25,068)	$(10,836)	$847,541	$17,717,747	$(482,686)	$101,234	$(1,905,168)
Net realized gain (loss) on security transactions	2,806,338	1,504,822	64,148	39,605	649	12,457,161	5,542,919	1,139,141	(24,681)	(3,499,377)
Net realized gain distributions	2,362,286	1,861,029	461,608	125,972	—	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,097,870	2,369,653	(241,791)	243,632	101,026	16,898,610	17,169,606	5,210,714	199,830	9,953,605
Net increase (decrease) in net assets resulting from operations	8,717,031	5,264,926	257,802	384,141	90,839	44,636,579	40,430,272	10,624,987	276,383	18,160,196

Unit transactions:
Purchases	302,165	372,463	9,133	33,925	165	1,831,914	1,960,176	338,693	3,045	902,227
Net transfers	(1,370,728)	117,887	(186,432)	(196,268)	298,080	(7,181,309)	(4,114,212)	2,215,716	(48,085)	(1,740,698)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,613,047)	(5,829,108)	(205,561)	(241,347)	(98,086)	(40,979,141)	(64,016,535)	(6,850,290)	(523,159)	(13,956,633)
Other transactions	(187)	(211)	—	1	—	8,733	22,158	12,202	—	1,184
Death benefits	(566,166)	(628,946)	(2,042)	(718)	(23,154)	(5,886,111)	(11,415,641)	(1,023,478)	(43,425)	(2,769,158)
Net annuity transactions	(14,747)	(3,834)	—	—	—	457,094	(616,459)	44,688	(7,470)	(31,447)
Net increase (decrease) in net assets resulting from unit transactions	(9,262,710)	(5,971,749)	(384,902)	(404,407)	177,005	(51,748,820)	(78,180,513)	(5,262,469)	(619,094)	(17,594,525)
Net increase (decrease) in net assets	(545,679)	(706,823)	(127,100)	(20,266)	267,844	(7,112,241)	(37,750,241)	5,362,518	(342,711)	565,671

Net assets:
Beginning of period	61,582,760	46,084,251	2,288,094	2,632,250	1,422,291	399,706,589	669,321,675	55,050,262	5,290,790	136,352,797
End of period	$61,037,081	$45,377,428	$2,160,994	$2,611,984	$1,690,135	$392,594,348	$631,571,434	$60,412,780	$4,948,079	$136,918,468

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(493,567)	$4,814,759	$4,596,105	$(122,908)	$2,182,197	$586,539	$919,845	$(310,929)	$(552,067)	$(120,586)
Net realized gain (loss) on security transactions	762,374	(2,948,482)	15,241,666	347,176	1,299,168	5,732,549	1,560,395	(1,583,581)	(413,746)	421,931
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	(2,702,901)	6,874,044	(14,447,780)	12,517,415	18,567,430	18,388,126	(1,231,564)	6,181,360	2,177,960	1,144,990
Net increase (decrease) in net assets resulting from operations	1,740,225	8,740,321	26,173,610	12,741,683	22,048,795	24,707,214	13,485,056	4,340,424	1,372,112	1,446,335

Unit transactions:
Purchases	299,398	1,484,853	1,879,135	324,803	714,667	606,631	625,869	147,846	147,152	14,956
Net transfers	(5,282,814)	5,099,068	(7,540,905)	1,699,623	(3,833,384)	(5,208,026)	(1,199,092)	(903,115)	914,395	3,367,872
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,620,528)	(30,023,371)	(51,103,883)	(5,618,157)	(18,083,351)	(19,956,318)	(21,156,871)	(2,419,024)	(6,178,450)	(1,520,049)
Other transactions	4,969	10,166	8,510	5,367	7,075	3,195	474	10	153	—
Death benefits	(903,708)	(5,996,647)	(8,124,597)	(547,852)	(2,739,567)	(3,326,130)	(2,686,790)	(302,583)	(845,796)	(90,063)
Net annuity transactions	(15,968)	(90,846)	22,466	(24,429)	(106,888)	226,337	175,400	32,425	(17,538)	—
Net increase (decrease) in net assets resulting from unit transactions	(11,518,651)	(29,516,777)	(64,859,274)	(4,160,645)	(24,041,448)	(27,654,311)	(24,241,010)	(3,444,441)	(5,980,084)	1,772,716
Net increase (decrease) in net assets	(9,778,426)	(20,776,456)	(38,685,664)	8,581,038	(1,992,653)	(2,947,097)	(10,755,954)	895,983	(4,607,972)	3,219,051

Net assets:
Beginning of period	66,275,531	307,649,697	546,352,159	44,835,464	190,816,473	195,538,651	227,709,995	22,402,487	53,896,474	14,912,187
End of period	$56,497,105	$286,873,241	$507,666,495	$53,416,502	$188,823,820	$192,591,554	$216,954,041	$23,298,470	$49,288,502	$18,131,238

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$7,952,760	$(3,315,677)	$(2,926,301)	$(20,658)	$(793,046)	$(1,175,551)	$1,441,573	$101,693	$(18,195)	$(843,642)
Net realized gain (loss) on security transactions	1,746,262	8,546,569	6,087,414	89,231	1,306,166	3,141,366	41,912	1,219,809	(11,206)	226,091
Net realized gain distributions	—	4,613,368	17,783,587	201,678	6,751,993	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	4,854,261	41,909,740	7,125,861	619,176	638,477	18,764,480	152,240	4,435,025	219,862	(155,845)
Net increase (decrease) in net assets resulting from operations	14,553,283	51,754,000	28,070,561	889,427	7,903,590	22,078,252	1,635,725	5,756,527	347,880	(773,396)

Unit transactions:
Purchases	1,165,945	1,343,184	956,237	4,439	266,622	382,124	104,628	142,792	23,904	1,031,927
Net transfers	25,387,112	(16,160,121)	(8,588,028)	342,297	(1,010,310)	(6,134,431)	1,387,720	(927,690)	(54,152)	894,110
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(44,350,821)	(37,221,526)	(26,689,222)	(332,814)	(7,305,248)	(11,213,161)	(3,393,277)	(3,413,072)	(510,016)	(20,440,435)
Other transactions	(168)	(292)	(285)	(2)	(159)	150	(48)	64	—	2,090
Death benefits	(6,268,643)	(4,769,245)	(4,116,199)	(17,177)	(890,003)	(1,487,696)	(366,393)	(346,928)	(24,805)	(4,269,756)
Net annuity transactions	(4,736)	(30,348)	(59,174)	—	(5,644)	(559)	—	(28,279)	(420)	(194,208)
Net increase (decrease) in net assets resulting from unit transactions	(24,071,311)	(56,838,348)	(38,496,671)	(3,257)	(8,944,742)	(18,453,573)	(2,267,370)	(4,573,113)	(565,489)	(22,976,272)
Net increase (decrease) in net assets	(9,518,028)	(5,084,348)	(10,426,110)	886,170	(1,041,152)	3,624,679	(631,645)	1,183,414	(217,609)	(23,749,668)

Net assets:
Beginning of period	428,905,117	365,083,148	291,705,438	3,856,725	69,893,555	103,653,883	30,002,601	31,168,276	5,289,564	164,861,963
End of period	$419,387,089	$359,998,800	$281,279,328	$4,742,895	$68,852,403	$107,278,562	$29,370,956	$32,351,690	$5,071,955	$141,112,295

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(101,539)	$(87,142)	$(31,182)	$219,223	$(112,797)	$(80,705)	$(176,657)	$(404,670)	$(71,917)	$(1,448,402)
Net realized gain (loss) on security transactions	(167,033)	125,598	74,283	(65,944)	491,412	53,595	130,404	412,697	462,420	5,803,578
Net realized gain distributions	—	—	—	—	981,058	90,853	161,979	—	44,481	5,039,071
Change in unrealized appreciation (depreciation) during the period	1,768,983	908,012	282,437	(4,127)	(209,892)	580,452	1,265,376	2,165,604	(62,998)	15,946,373
Net increase (decrease) in net assets resulting from operations	1,500,411	946,468	325,538	149,152	1,149,781	644,195	1,381,102	2,173,631	371,986	25,340,620

Unit transactions:
Purchases	39,022	66,660	86,618	210,877	19,755	14,601	22,336	106,796	1,638	579,308
Net transfers	(656,033)	1,105,908	140,431	1,226,547	(458,906)	(101,306)	232,283	1,873,171	(95,717)	(6,740,213)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(863,711)	(782,698)	(241,562)	(3,377,067)	(1,296,636)	(994,397)	(1,482,347)	(4,462,245)	(756,082)	(11,304,816)
Other transactions	1	(160)	7	(1)	83	(10)	(1)	2	—	6,516
Death benefits	(142,323)	(18,947)	—	(314,490)	(114,093)	(79,795)	(171,471)	(625,389)	(397,434)	(1,367,176)
Net annuity transactions	—	(294)	—	(240)	—	—	—	(20,669)	—	22,623
Net increase (decrease) in net assets resulting from unit transactions	(1,623,044)	370,469	(14,506)	(2,254,374)	(1,849,797)	(1,160,907)	(1,399,200)	(3,128,334)	(1,247,595)	(18,803,758)
Net increase (decrease) in net assets	(122,633)	1,316,937	311,032	(2,105,222)	(700,016)	(516,712)	(18,098)	(954,703)	(875,609)	6,536,862

Net assets:
Beginning of period	9,304,990	6,187,974	2,749,650	23,603,588	15,091,684	11,260,482	15,026,874	36,091,538	7,083,092	122,778,839
End of period	$9,182,357	$7,504,911	$3,060,682	$21,498,366	$14,391,668	$10,743,770	$15,008,776	$35,136,835	$6,207,483	$129,315,701

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(94,809)	$(872,151)	$(565,393)	$(1,115,344)	$3,686,607	$1,602,824	$10,754,713	$27,223	$4,300,351	$(17,074)
Net realized gain (loss) on security transactions	718,401	4,615,320	840,210	1,293,440	8,520,644	10,101,416	1,522,628	515,204	(173,613)	(26,008)
Net realized gain distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	—
Change in unrealized appreciation (depreciation) during the period	1,508,303	7,931,507	4,697,931	10,826,779	4,431,056	3,871,782	899,711	961,286	207,678	455,191
Net increase (decrease) in net assets resulting from operations	2,790,849	16,461,721	7,538,701	12,480,590	27,335,073	25,290,673	13,177,052	2,881,075	4,334,416	412,109

Unit transactions:
Purchases	23,373	1,103,381	140,477	368,999	1,817,423	1,177,464	1,300,664	92,602	479,797	900
Net transfers	(160,409)	(3,651,708)	523,439	(3,012,116)	3,072,220	(3,447,515)	28,125,436	881,843	2,178,402	102,222
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,243,991)	(11,289,629)	(4,729,188)	(7,411,926)	(35,936,202)	(23,798,213)	(50,382,959)	(2,229,074)	(9,968,174)	(577,569)
Other transactions	(21)	3,480	7,407	3,515	5,082	1,880	5,033	(75)	5,202	1
Death benefits	(47,360)	(2,649,074)	(510,798)	(1,005,908)	(6,686,972)	(3,901,517)	(7,678,756)	(181,651)	(1,657,196)	(44,810)
Net annuity transactions	82,797	(53,733)	(112,160)	(56,660)	(249,058)	44,058	394,788	(14,562)	18,395	—
Net increase (decrease) in net assets resulting from unit transactions	(2,345,611)	(16,537,283)	(4,680,823)	(11,114,096)	(37,977,507)	(29,923,843)	(28,235,794)	(1,450,917)	(8,943,574)	(519,256)
Net increase (decrease) in net assets	445,238	(75,562)	2,857,878	1,366,494	(10,642,434)	(4,633,170)	(15,058,742)	1,430,158	(4,609,158)	(107,147)

Net assets:
Beginning of period	17,286,675	123,783,570	42,265,469	78,731,933	402,120,648	251,725,979	520,214,626	19,606,867	90,637,053	4,374,530
End of period	$17,731,913	$123,708,008	$45,123,347	$80,098,427	$391,478,214	$247,092,809	$505,155,884	$21,037,025	$86,027,895	$4,267,383

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,760)	$(8,842)	$7,775	$9,691	$(26,061)	$(107,937)	$(49,077)	$(3,596)	$(44,935)	$(24,510)
Net realized gain (loss) on security transactions	7,913	18,161	266,018	3,026	24,660	133,518	218,926	4,993	174,058	8,203
Net realized gain distributions	—	6,119	48,377	—	175,986	—	115,264	—	110,655	182,214
Change in unrealized appreciation (depreciation) during the period	28,876	91,970	388,480	10,623	365,944	2,618,766	(20,949)	64,246	1,128,483	153,672
Net increase (decrease) in net assets resulting from operations	34,029	107,408	710,650	23,340	540,529	2,644,347	264,164	65,643	1,368,261	319,579

Unit transactions:
Purchases	—	—	25,834	—	4,634	35,641	14,440	19,002	2,065	9,747
Net transfers	(19,920)	26,045	(315,204)	22,725	(55,908)	(327,565)	757,552	(285,545)	(955,900)	138,584
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,425)	(46,155)	(950,282)	(34,988)	(190,378)	(1,016,542)	(900,361)	(28,442)	(884,072)	(188,998)
Other transactions	—	—	(1)	—	57	8	5	1	1	2
Death benefits	175	175	103	—	(24,321)	(84,177)	(60,922)	(37,852)	98	(1,765)
Net annuity transactions	—	(4,049)	(838)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(23,170)	(23,984)	(1,240,388)	(12,263)	(265,916)	(1,392,635)	(189,286)	(332,836)	(1,837,808)	(42,430)
Net increase (decrease) in net assets	10,859	83,424	(529,738)	11,077	274,613	1,251,712	74,878	(267,193)	(469,547)	277,149

Net assets:
Beginning of period	192,278	587,231	7,837,733	627,324	1,780,243	9,081,317	9,695,149	267,193	6,737,155	1,795,609
End of period	$203,137	$670,655	$7,307,995	$638,401	$2,054,856	$10,333,029	$9,770,027	$—	$6,267,608	$2,072,758

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(59,020)	$2,916	$(84,158)	$40,083	$1,653,641	$6,672	$(43,657)	$2,027	$12,839	$1,494
Net realized gain (loss) on security transactions	511,342	52,833	784,774	153,211	(596,056)	54,125	195,008	27,941	26,140	8,680
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	1,986,057	289,669	(27,411)	(138,498)	586,795	85,776	1,309,207	107,794	232,756	16,020
Net increase (decrease) in net assets resulting from operations	2,438,379	427,056	1,459,191	54,796	1,644,380	245,512	1,568,265	137,762	271,735	46,535

Unit transactions:
Purchases	69,081	9,374	46,513	1,417	146,812	7,491	49,412	—	753	852
Net transfers	172,313	44,554	(1,369,180)	169,298	494,544	(66,985)	(1,090,766)	12,216	(53,812)	29,246
Net interfund transfers due to corporate actions	—	2,423,766	—	(2,423,766)	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,179,077)	(414,374)	(1,478,457)	(167,388)	(3,955,862)	(375,327)	(599,236)	(233,248)	(173,084)	(32,451)
Other transactions	(17)	2	(53)	2	(79)	—	4	(1)	(1)	—
Death benefits	(248,868)	(11,009)	(196,478)	(763)	(527,331)	(12,506)	(19,698)	(784)	(13,126)	—
Net annuity transactions	—	—	—	—	(21,391)	—	—	—	(9,400)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,186,568)	2,052,313	(2,997,655)	(2,421,200)	(3,863,307)	(447,327)	(1,660,284)	(221,817)	(248,670)	(2,353)
Net increase (decrease) in net assets	1,251,811	2,479,369	(1,538,464)	(2,366,404)	(2,218,927)	(201,815)	(92,019)	(84,055)	23,065	44,182

Net assets:
Beginning of period	10,102,954	2,364,205	15,735,710	2,366,404	38,912,966	2,833,791	7,784,331	751,319	1,422,666	341,558
End of period	$11,354,765	$4,843,574	$14,197,246	$—	$36,694,039	$2,631,976	$7,692,312	$667,264	$1,445,731	$385,740

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,297)	$20,285	$20,341	$145,493	$2,499	$(8,312)	$(5,124)	$108,345	$9,371	$(625,054)
Net realized gain (loss) on security transactions	(3)	58,824	(10,973)	(250,199)	(7,308)	7,980	2,579	820,715	51,579	2,493,754
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	(21,713)	43,785	103,704	953,378	54,575	111,926	32,387	74,896	(10,134)	3,329,721
Net increase (decrease) in net assets resulting from operations	45,254	175,724	113,072	848,672	49,766	111,594	29,842	2,155,361	111,311	8,714,652

Unit transactions:
Purchases	1,500	42,651	728	1,380	144	—	—	50,706	2,300	250,362
Net transfers	(140,258)	(80,723)	(3,648)	(642,428)	86,231	(81)	—	(1,252,625)	11,278	527,277
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(481,336)	(93,648)	(101,049)	(663,457)	(133,276)	(2,099)	(2,080)	(2,873,287)	(121,571)	(3,503,777)
Other transactions	1	—	—	—	—	1	—	(6)	14	1,168
Death benefits	(28,780)	—	(130,591)	86	(71,650)	(5,511)	—	(332,098)	(74,640)	(777,864)
Net annuity transactions	(507)	—	—	—	—	—	—	(13,071)	—	(55,632)
Net increase (decrease) in net assets resulting from unit transactions	(649,380)	(131,720)	(234,560)	(1,304,419)	(118,551)	(7,690)	(2,080)	(4,420,381)	(182,619)	(3,558,466)
Net increase (decrease) in net assets	(604,126)	44,004	(121,488)	(455,747)	(68,785)	103,904	27,762	(2,265,020)	(71,308)	5,156,186

Net assets:
Beginning of period	2,005,834	1,634,065	1,336,838	5,816,954	574,497	517,623	362,942	30,094,945	1,511,336	40,794,351
End of period	$1,401,708	$1,678,069	$1,215,350	$5,361,207	$505,712	$621,527	$390,704	$27,829,925	$1,440,028	$45,950,537

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(130,752)	$(3,465)	$7,494	$(16,077)	$(12,023)	$(1,179)	$308,282	$680,033	$5,084	$403,939
Net realized gain (loss) on security transactions	76,230	9,681	666	1,531	25,972	2,375	1,089,937	(3,449,338)	(146,499)	(396,023)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	1,851,438	4,509,110
Change in unrealized appreciation (depreciation) during the period	767,123	1,986	75,990	180,569	84,028	2,028	925,899	(5,857,380)	1,186,731	(2,246,603)
Net increase (decrease) in net assets resulting from operations	1,259,302	23,219	84,150	198,877	138,979	14,426	4,155,776	(8,626,685)	2,896,754	2,270,423

Unit transactions:
Purchases	53,457	—	1,300	780	—	975	31,837	334,065	112,099	62,858
Net transfers	975,001	(30,978)	(11,304)	(23,578)	(7,875)	(530)	(3,077,525)	15,253,404	(952,172)	(824,736)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(691,814)	(6,833)	(33,359)	(102,145)	(121,626)	(8,092)	(3,590,558)	(27,025,679)	(3,645,969)	(3,040,128)
Other transactions	1	—	50	(60)	(164)	(10)	5	(1,356)	193	41
Death benefits	(232,093)	—	(1,685)	(6,439)	(10,772)	—	(721,620)	(1,688,042)	(376,374)	(134,133)
Net annuity transactions	14,813	—	(612)	1,129	2,469	—	(63,205)	—	(320)	—
Net increase (decrease) in net assets resulting from unit transactions	119,365	(37,811)	(45,610)	(130,313)	(137,968)	(7,657)	(7,421,066)	(13,127,608)	(4,862,543)	(3,936,098)
Net increase (decrease) in net assets	1,378,667	(14,592)	38,540	68,564	1,011	6,769	(3,265,290)	(21,754,293)	(1,965,789)	(1,665,675)

Net assets:
Beginning of period	7,486,452	375,501	522,678	1,091,250	750,663	133,877	35,156,037	252,409,874	28,527,909	31,653,578
End of period	$8,865,119	$360,909	$561,218	$1,159,814	$751,674	$140,646	$31,890,747	$230,655,581	$26,562,120	$29,987,903

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$455,134	$(78,542)	$49,599	$(64,921)	$(289,229)	$(1,228,548)	$599,672	$(103,385)	$(123,361)	$(55,635)
Net realized gain (loss) on security transactions	(358,066)	(45,051)	(6,345)	73,026	(411,698)	(3,580,706)	(1,798,065)	93,421	146,150	30,959
Net realized gain distributions	194,967	—	1,855,514	1,587,732	6,245,318	31,604,482	20,365,725	10,110,427	—	983,971
Change in unrealized appreciation (depreciation) during the period	1,907,561	552,430	2,526,870	1,434,954	(726,396)	5,115,062	(5,063,892)	13,066,072	2,963,662	1,485,851
Net increase (decrease) in net assets resulting from operations	2,199,596	428,837	4,425,638	3,030,791	4,817,995	31,910,290	14,103,440	23,166,535	2,986,451	2,445,146

Unit transactions:
Purchases	545,258	15,424	230,452	82,737	158,028	712,455	418,790	451,243	67,661	137,273
Net transfers	7,559,978	1,266,670	(72,914)	889,131	(243,588)	(7,622,429)	(603,712)	(7,658,367)	158,327	429,145
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(12,115,811)	(1,357,403)	(2,792,370)	(2,065,872)	(3,698,929)	(20,505,733)	(12,944,923)	(11,417,769)	(2,187,356)	(1,112,167)
Other transactions	73	1	(21)	(27)	(41)	3,969	776	616	(3)	(12)
Death benefits	(1,406,671)	(194,378)	(374,604)	(40,307)	(227,256)	(1,651,673)	(772,581)	(1,103,402)	(60,058)	(368,721)
Net annuity transactions	(1,740)	—	(5,309)	(5,074)	(869)	(3,559)	(41,603)	(1,172)	—	22,561
Net increase (decrease) in net assets resulting from unit transactions	(5,418,913)	(269,686)	(3,014,766)	(1,139,412)	(4,012,655)	(29,066,970)	(13,943,253)	(19,728,851)	(2,021,429)	(891,921)
Net increase (decrease) in net assets	(3,219,317)	159,151	1,410,872	1,891,379	805,340	2,843,320	160,187	3,437,684	965,022	1,553,225

Net assets:
Beginning of period	109,812,557	8,267,948	24,254,374	12,842,912	28,162,356	176,855,943	105,698,763	102,462,408	14,610,371	15,638,928
End of period	$106,593,240	$8,427,099	$25,665,246	$14,734,291	$28,967,696	$179,699,263	$105,858,950	$105,900,092	$15,575,393	$17,192,153

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets - UNAUDITED (concluded)
For the Periods Ended September 30, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(208,515)	$63,036
Net realized gain (loss) on security transactions	(82,833)	(5,346)
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	3,670,662	3,105,618
Net increase (decrease) in net assets resulting from operations	4,929,119	3,163,308

Unit transactions:
Purchases	216,487	160,957
Net transfers	94,943	(1,041,329)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(2,736,484)	(2,086,417)
Other transactions	30	1,360
Death benefits	(796,813)	(401,449)
Net annuity transactions	51,148	8,372
Net increase (decrease) in net assets resulting from unit transactions	(3,170,689)	(3,358,506)
Net increase (decrease) in net assets	1,758,430	(195,198)

Net assets:
Beginning of period	28,561,752	17,227,854
End of period	$30,320,182	$17,032,656

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA. Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements - UNAUDITED
September 30, 2017

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund (Formerly BlackRock Large Cap Growth V.I. Fund), BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio (Formerly UIF Core Plus Fixed Income Portfolio), Morgan Stanley VIF Growth Portfolio (Formerly UIF Growth Portfolio), Morgan Stanley VIF Mid Cap Growth Portfolio (Formerly UIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio*, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA (Merged with Oppenheimer Equity Income Fund/VA), Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA (Merged with Oppenheimer Main Street Fund®/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS Global Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

* During 2017, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.  These financial statements and notes should be read in conjunction with the Account’s 2016 annual financial statements and notes thereto included.

The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. The accompanying financial statements and notes are unaudited. These financial statements reflect all adjustments (generally consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position of each of the individual Sub-Accounts, the results of their operations and the changes in their net assets for the interim period presented.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the September 30, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of September 30, 2017 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended September 30, 2017.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.07% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended September 30, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$601,508	$1,178,074
American Century VP Growth Fund	$119,540	$511,634
AB VPS Balanced Wealth Strategy Portfolio	$572,057	$3,655,860
AB VPS International Value Portfolio	$522,561	$2,970,808
AB VPS Small/Mid Cap Value Portfolio	$1,888,568	$2,795,104
AB VPS Value Portfolio	$21,082	$207,514
AB VPS International Growth Portfolio	$343,642	$592,321
Invesco V.I. Value Opportunities Fund	$3,307,333	$9,507,723
Invesco V.I. Core Equity Fund	$8,952,766	$15,498,762
Invesco V.I. Government Securities Fund	$18,154,227	$36,282,038
Invesco V.I. International Growth Fund	$5,358,390	$22,115,409
Invesco V.I. Mid Cap Core Equity Fund	$6,576,619	$19,315,636
Invesco V.I. Small Cap Equity Fund	$6,876,939	$14,701,324
Invesco V.I. Balanced Risk Allocation Fund	$1,323,766	$1,892,760
Invesco V.I. Diversified Dividend Fund	$22,095	$42,787
Invesco V.I. Government Money Market Fund	$59,537,138	$85,640,761
American Century VP Mid Cap Value Fund	$132,423	$150,572
American Funds Global Bond Fund	$4,963,514	$11,894,276
American Funds Global Growth and Income Fund	$8,384,187	$27,718,821
American Funds Asset Allocation Fund	$49,020,483	$87,362,805
American Funds Blue Chip Income and Growth Fund	$28,292,198	$69,404,028
American Funds Bond Fund	$40,656,638	$72,355,836
American Funds Global Growth Fund	$14,505,487	$32,059,672
American Funds Growth Fund	$143,758,797	$186,647,806
American Funds Growth-Income Fund	$98,755,832	$174,861,261
American Funds International Fund	$14,359,811	$50,311,786
American Funds New World Fund	$7,091,850	$15,809,305
American Funds Global Small Capitalization Fund	$4,939,004	$20,540,774
Wells Fargo VT Omega Growth Fund	$156,867	$73,012
Fidelity® VIP Growth Portfolio	$2,098,324	$1,302,458
Fidelity® VIP Contrafund® Portfolio	$4,154,063	$11,603,953
Fidelity® VIP Mid Cap Portfolio	$3,657,606	$8,238,899
Fidelity® VIP Value Strategies Portfolio	$512,805	$462,261
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$189,437	$492,941
Fidelity® VIP Strategic Income Portfolio	$297,517	$131,348
Franklin Rising Dividends VIP Fund	$27,918,692	$64,386,703
Franklin Income VIP Fund	$36,071,681	$96,534,447
Franklin Large Cap Growth VIP Fund	$10,382,651	$11,369,986
Franklin Global Real Estate VIP Fund	$232,467	$750,327
Franklin Small-Mid Cap Growth VIP Fund	$19,274,915	$25,163,472
Franklin Small Cap Value VIP Fund	$10,839,536	$18,677,438
Franklin Strategic Income VIP Fund	$21,379,442	$46,081,460
Franklin Mutual Shares VIP Fund	$40,906,464	$80,386,009
Templeton Developing Markets VIP Fund	$7,266,221	$11,549,777
Templeton Foreign VIP Fund	$8,209,944	$30,069,195
Templeton Growth VIP Fund	$6,190,747	$33,258,514
Franklin Mutual Global Discovery VIP Fund	$21,159,112	$32,243,901
Franklin Flex Cap Growth VIP Fund	$1,431,245	$5,133,042
Templeton Global Bond VIP Fund	$2,838,694	$9,210,879
Hartford Balanced HLS Fund	$4,518,028	$2,865,898
Hartford Total Return Bond HLS Fund	$39,502,672	$55,621,234
Hartford Capital Appreciation HLS Fund	$6,532,451	$62,073,104
Hartford Dividend and Growth HLS Fund	$21,300,472	$44,939,857
Hartford Global Growth HLS Fund	$1,142,690	$964,926
Hartford Disciplined Equity HLS Fund	$7,983,042	$10,968,836
Hartford Growth Opportunities HLS Fund	$4,919,186	$23,200,357
Hartford High Yield HLS Fund	$5,173,265	$5,999,063
Hartford International Opportunities HLS Fund	$2,022,151	$6,493,569
Hartford Small/Mid Cap Equity HLS Fund	$465,309	$891,575
Hartford Ultrashort Bond HLS Fund	$16,765,745	$40,585,677
Hartford Small Company HLS Fund	$104,801	$1,829,381
Hartford SmallCap Growth HLS Fund	$1,698,303	$1,414,976
Hartford Stock HLS Fund	$301,805	$347,493
Hartford U.S. Government Securities HLS Fund	$2,910,853	$4,946,000
Hartford Value HLS Fund	$1,539,439	$2,520,974
Lord Abbett Fundamental Equity Fund	$552,808	$1,703,565
Lord Abbett Calibrated Dividend Growth Fund	$1,385,123	$2,799,001
Lord Abbett Bond Debenture Fund	$2,339,851	$5,872,857
Lord Abbett Growth and Income Fund	$419,288	$1,694,320
MFS® Growth Fund	$11,671,459	$26,884,540
MFS® Global Equity Fund	$1,832,696	$3,614,161
MFS® Investors Trust Fund	$8,805,037	$21,427,422
MFS® Mid Cap Growth Fund	$5,556,918	$8,237,181
MFS® New Discovery Fund	$3,651,029	$14,404,751
MFS® Total Return Fund	$30,198,263	$53,792,397
MFS® Value Fund	$24,013,586	$42,619,954
MFS® Total Return Bond Series	$48,649,672	$66,130,762
MFS® Research Fund	$3,796,750	$3,843,081
MFS® High Yield Portfolio	$11,709,144	$16,352,367
BlackRock Global Allocation V.I. Fund	$128,148	$664,480
BlackRock Global Opportunities V.I. Fund	$407	$26,336
BlackRock Large Cap Focus Growth V.I. Fund+	$58,974	$85,680
BlackRock Equity Dividend V.I. Fund	$354,268	$1,538,502
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$41,082	$43,656
Morgan Stanley VIF Growth Portfolio+	$236,727	$352,719
Morgan Stanley VIF Mid Cap Growth Portfolio+	$955,731	$2,456,303
Invesco V.I. American Value Fund	$1,356,652	$1,479,751
Morgan Stanley Mid Cap Growth Portfolio+	$1,193	$337,625
BlackRock Capital Appreciation V.I. Fund	$215,726	$1,987,815
Oppenheimer Capital Appreciation Fund/VA	$414,412	$299,140
Oppenheimer Global Fund/VA	$1,074,672	$2,320,261
Oppenheimer Main Street Fund®/VA+	$2,710,598	$573,730
Oppenheimer Main Street Small Cap Fund/VA	$1,175,036	$3,470,865
Oppenheimer Equity Income Fund/VA+	$297,995	$2,679,114
Putnam VT Diversified Income Fund	$3,579,151	$5,788,814
Putnam VT Global Asset Allocation Fund	$152,235	$493,951
Putnam VT Growth Opportunities Fund	$229,092	$1,825,325
Putnam VT International Value Fund	$43,272	$263,060
Putnam VT International Equity Fund	$117,502	$353,332
Putnam VT Investors Fund	$64,073	$44,591
Putnam VT Small Cap Value Fund	$435,989	$1,018,400
Putnam VT Equity Income Fund	$213,535	$272,140
PIMCO All Asset Fund	$38,750	$252,967
PIMCO StocksPLUS Global Portfolio	$185,775	$1,344,702
PIMCO Global Multi-Asset Managed Allocation Portfolio	$95,417	$211,468
Jennison 20/20 Focus Fund	$1	$16,002
Prudential Value Portfolio	$—	$7,204
Invesco V.I. Growth and Income Fund	$2,419,049	$5,579,676
Invesco V.I. Comstock Fund	$111,282	$224,035
Invesco V.I. American Franchise Fund	$8,828,335	$9,495,625
Invesco V.I. Mid Cap Growth Fund	$3,735,138	$3,199,825
Wells Fargo VT Index Asset Allocation Fund	$18,765	$45,023
Wells Fargo VT International Equity Fund	$17,594	$55,710
Wells Fargo VT Small Cap Growth Fund	$39,855	$153,390
Wells Fargo VT Discovery Fund	$51,522	$160,511
Wells Fargo VT Opportunity Fund	$14,367	$12,001
HIMCO VIT Index Fund	$3,755,550	$9,036,678
HIMCO VIT Portfolio Diversifier Fund	$20,341,864	$32,789,421
HIMCO VIT American Funds Asset Allocation Fund	$3,321,093	$6,327,114
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$6,646,934	$5,669,980
HIMCO VIT American Funds Bond Fund	$10,897,597	$15,666,405
HIMCO VIT American Funds Global Bond Fund	$1,423,456	$1,771,686
HIMCO VIT American Funds Global Growth and Income Fund	$3,307,082	$4,416,735
HIMCO VIT American Funds Global Growth Fund	$3,394,312	$3,010,911
HIMCO VIT American Funds Global Small Capitalization Fund	$7,382,866	$5,439,433
HIMCO VIT American Funds Growth Fund	$36,375,690	$35,066,729
HIMCO VIT American Funds Growth-Income Fund	$25,808,482	$18,786,334
HIMCO VIT American Funds International Fund	$14,586,498	$24,308,304
HIMCO VIT American Funds New World Fund	$1,354,202	$3,498,991
MFS® Core Equity Portfolio	$2,511,072	$2,474,656
MFS® Massachusetts Investors Growth Stock Portfolio	$2,963,362	$4,792,763
MFS® Research International Portfolio	$1,443,963	$4,739,435

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended September 30, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	28,120	60,696	(32,576)
American Century VP Growth Fund	998	29,992	(28,994)
AB VPS Balanced Wealth Strategy Portfolio	14,302	247,260	(232,958)
AB VPS International Value Portfolio	61,034	349,818	(288,784)
AB VPS Small/Mid Cap Value Portfolio	58,423	124,827	(66,404)
AB VPS Value Portfolio	934	14,523	(13,589)
AB VPS International Growth Portfolio	38,077	63,649	(25,572)
Invesco V.I. Value Opportunities Fund	1,901,230	5,212,410	(3,311,180)
Invesco V.I. Core Equity Fund	150,144	795,457	(645,313)
Invesco V.I. Government Securities Fund	11,690,392	26,475,911	(14,785,519)
Invesco V.I. International Growth Fund	1,124,459	5,752,721	(4,628,262)
Invesco V.I. Mid Cap Core Equity Fund	1,606,458	7,080,495	(5,474,037)
Invesco V.I. Small Cap Equity Fund	179,116	637,626	(458,510)
Invesco V.I. Balanced Risk Allocation Fund	24,262	135,389	(111,127)
Invesco V.I. Diversified Dividend Fund	469	2,091	(1,622)
Invesco V.I. Government Money Market Fund	6,367,719	9,043,272	(2,675,553)
American Century VP Mid Cap Value Fund	4,865	7,171	(2,306)
American Funds Global Bond Fund	397,213	916,463	(519,250)
American Funds Global Growth and Income Fund	306,552	1,613,956	(1,307,404)
American Funds Asset Allocation Fund	987,859	3,804,227	(2,816,368)
American Funds Blue Chip Income and Growth Fund	6,781,291	33,446,918	(26,665,627)
American Funds Bond Fund	2,035,891	4,389,858	(2,353,967)
American Funds Global Growth Fund	377,994	1,310,048	(932,054)
American Funds Growth Fund	1,104,507	8,010,890	(6,906,383)
American Funds Growth-Income Fund	823,055	7,005,754	(6,182,699)
American Funds International Fund	694,772	2,800,460	(2,105,688)
American Funds New World Fund	272,828	530,835	(258,007)
American Funds Global Small Capitalization Fund	206,716	812,779	(606,063)
Wells Fargo VT Omega Growth Fund	6,413	2,823	3,590
Fidelity® VIP Growth Portfolio	91,834	68,522	23,312
Fidelity® VIP Contrafund® Portfolio	85,676	575,821	(490,145)
Fidelity® VIP Mid Cap Portfolio	96,272	426,177	(329,905)
Fidelity® VIP Value Strategies Portfolio	2,615	22,517	(19,902)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	2,339	24,753	(22,414)
Fidelity® VIP Strategic Income Portfolio	19,558	8,293	11,265
Franklin Rising Dividends VIP Fund	349,507	2,391,032	(2,041,525)
Franklin Income VIP Fund	624,064	4,528,596	(3,904,532)
Franklin Large Cap Growth VIP Fund	313,095	589,454	(276,359)
Franklin Global Real Estate VIP Fund	3,168	31,216	(28,048)
Franklin Small-Mid Cap Growth VIP Fund	397,153	1,422,486	(1,025,333)
Franklin Small Cap Value VIP Fund	381,763	1,058,861	(677,098)
Franklin Strategic Income VIP Fund	737,520	2,290,837	(1,553,317)
Franklin Mutual Shares VIP Fund	499,280	3,568,968	(3,069,688)
Templeton Developing Markets VIP Fund	362,185	611,984	(249,799)
Templeton Foreign VIP Fund	291,651	2,083,801	(1,792,150)
Templeton Growth VIP Fund	223,354	1,943,463	(1,720,109)
Franklin Mutual Global Discovery VIP Fund	232,151	1,124,793	(892,642)
Franklin Flex Cap Growth VIP Fund	81,794	277,141	(195,347)
Templeton Global Bond VIP Fund	198,987	629,586	(430,599)
Hartford Balanced HLS Fund	282,469	169,349	113,120
Hartford Total Return Bond HLS Fund	2,171,874	4,072,508	(1,900,634)
Hartford Capital Appreciation HLS Fund	80,583	3,503,529	(3,422,946)
Hartford Dividend and Growth HLS Fund	186,527	2,256,373	(2,069,846)
Hartford Global Growth HLS Fund	60,064	63,427	(3,363)
Hartford Disciplined Equity HLS Fund	61,042	504,875	(443,833)
Hartford Growth Opportunities HLS Fund	195,143	1,157,854	(962,711)
Hartford High Yield HLS Fund	204,743	341,127	(136,384)
Hartford International Opportunities HLS Fund	128,376	508,599	(380,223)
Hartford Small/Mid Cap Equity HLS Fund	15,099	46,503	(31,404)
Hartford Ultrashort Bond HLS Fund	14,322,823	30,801,895	(16,479,072)
Hartford Small Company HLS Fund	5,815	100,118	(94,303)
Hartford SmallCap Growth HLS Fund	68,684	53,089	15,595
Hartford Stock HLS Fund	17,105	17,948	(843)
Hartford U.S. Government Securities HLS Fund	239,393	454,597	(215,204)
Hartford Value HLS Fund	28,306	133,805	(105,499)
Lord Abbett Fundamental Equity Fund	24,173	82,967	(58,794)
Lord Abbett Calibrated Dividend Growth Fund	66,901	138,064	(71,163)
Lord Abbett Bond Debenture Fund	138,845	325,571	(186,726)
Lord Abbett Growth and Income Fund	20,328	104,026	(83,698)
MFS® Growth Fund	435,840	1,609,176	(1,173,336)
MFS® Global Equity Fund	46,190	142,726	(96,536)
MFS® Investors Trust Fund	204,983	1,193,336	(988,353)
MFS® Mid Cap Growth Fund	297,279	789,603	(492,324)
MFS® New Discovery Fund	115,221	652,015	(536,794)
MFS® Total Return Fund	633,130	2,549,259	(1,916,129)
MFS® Value Fund	370,671	1,678,702	(1,308,031)
MFS® Total Return Bond Series	2,424,297	4,475,049	(2,050,752)
MFS® Research Fund	103,767	170,083	(66,316)
MFS® High Yield Portfolio	575,165	1,361,039	(785,874)
BlackRock Global Allocation V.I. Fund	9,216	51,900	(42,684)
BlackRock Global Opportunities V.I. Fund	23	1,282	(1,259)
BlackRock Large Cap Focus Growth V.I. Fund+	2,913	4,114	(1,201)
BlackRock Equity Dividend V.I. Fund	14,210	84,023	(69,813)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	2,060	3,138	(1,078)
Morgan Stanley VIF Growth Portfolio+	4,005	18,780	(14,775)
Morgan Stanley VIF Mid Cap Growth Portfolio+	66,459	144,267	(77,808)
Invesco V.I. American Value Fund	66,143	76,490	(10,347)
Morgan Stanley Mid Cap Growth Portfolio+	98	21,362	(21,264)
BlackRock Capital Appreciation V.I. Fund	5,940	115,541	(109,601)
Oppenheimer Capital Appreciation Fund/VA	14,389	17,394	(3,005)
Oppenheimer Global Fund/VA	59,052	137,517	(78,465)
Oppenheimer Main Street Fund®/VA+	135,922	28,008	107,914
Oppenheimer Main Street Small Cap Fund/VA	13,543	155,269	(141,726)
Oppenheimer Equity Income Fund/VA+	17,126	182,221	(165,095)
Putnam VT Diversified Income Fund	106,082	390,110	(284,028)
Putnam VT Global Asset Allocation Fund	760	28,495	(27,735)
Putnam VT Growth Opportunities Fund	9,637	150,723	(141,086)
Putnam VT International Value Fund	3,440	27,586	(24,146)
Putnam VT International Equity Fund	8,706	34,695	(25,989)
Putnam VT Investors Fund	1,577	1,607	(30)
Putnam VT Small Cap Value Fund	17,764	52,490	(34,726)
Putnam VT Equity Income Fund	5,337	10,516	(5,179)
PIMCO All Asset Fund	646	20,816	(20,170)
PIMCO StocksPLUS Global Portfolio	138	104,127	(103,989)
PIMCO Global Multi-Asset Managed Allocation Portfolio	8,606	20,048	(11,442)
Jennison 20/20 Focus Fund	—	3,409	(3,409)
Prudential Value Portfolio	—	93	(93)
Invesco V.I. Growth and Income Fund	48,395	279,616	(231,221)
Invesco V.I. Comstock Fund	894	7,917	(7,023)
Invesco V.I. American Franchise Fund	318,770	510,744	(191,974)
Invesco V.I. Mid Cap Growth Fund	215,894	202,648	13,246
Wells Fargo VT Index Asset Allocation Fund	391	19,325	(18,934)
Wells Fargo VT International Equity Fund	186	3,499	(3,313)
Wells Fargo VT Small Cap Growth Fund	2,396	44,094	(41,698)
Wells Fargo VT Discovery Fund	360	5,160	(4,800)
Wells Fargo VT Opportunity Fund	109	482	(373)
HIMCO VIT Index Fund	54,674	375,771	(321,097)
HIMCO VIT Portfolio Diversifier Fund	2,577,277	4,491,344	(1,914,067)
HIMCO VIT American Funds Asset Allocation Fund	64,938	366,022	(301,084)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	73,937	283,121	(209,184)
HIMCO VIT American Funds Bond Fund	822,862	1,309,347	(486,485)
HIMCO VIT American Funds Global Bond Fund	133,403	157,853	(24,450)
HIMCO VIT American Funds Global Growth and Income Fund	68,318	283,962	(215,644)
HIMCO VIT American Funds Global Growth Fund	102,153	157,417	(55,264)
HIMCO VIT American Funds Global Small Capitalization Fund	89,238	391,295	(302,057)
HIMCO VIT American Funds Growth Fund	208,656	1,774,190	(1,565,534)
HIMCO VIT American Funds Growth-Income Fund	197,539	969,846	(772,307)
HIMCO VIT American Funds International Fund	301,569	2,040,053	(1,738,484)
HIMCO VIT American Funds New World Fund	109,830	282,118	(172,288)
MFS® Core Equity Portfolio	120,828	194,151	(73,323)
MFS® Massachusetts Investors Growth Stock Portfolio	118,769	389,611	(270,842)
MFS® Research International Portfolio	113,829	440,614	(326,785)

+ See Note 1 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended. Years 2013-2016 represent twelve month periods. 2017 represents nine months ended September 30, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2017	345,302	$18.441918	to	$19.687561	$6,622,752	0.50%	to	1.50%	1.23%	to	1.23%	2.97%	to	3.74%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
American Century VP Growth Fund
2017	104,570	$17.787267	to	$18.965624	$1,908,440	0.50%	to	1.50%	0.68%	to	0.68%	19.54%	to	20.44%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
AB VPS Balanced Wealth Strategy Portfolio
2017	922,910	$18.423951	to	$20.365619	$13,704,930	0.50%	to	2.70%	1.74%	to	1.85%	9.54%	to	11.36%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
AB VPS International Value Portfolio
2017	1,817,135	$15.212222	to	$16.273089	$15,845,087	0.50%	to	2.75%	0.26%	to	0.27%	18.89%	to	20.91%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
AB VPS Small/Mid Cap Value Portfolio
2017	491,257	$31.650511	to	$33.183271	$11,491,688	0.30%	to	2.70%	—%	to	0.26%	4.31%	to	6.20%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
AB VPS Value Portfolio
2017	53,624	$14.912083	to	$20.524149	$784,676	0.85%	to	2.70%	1.06%	to	1.15%	4.44%	to	5.90%
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
AB VPS International Growth Portfolio
2017	196,304	$10.260285	to	$17.030493	$1,984,904	0.85%	to	2.75%	0.85%	to	0.96%	28.42%	to	30.26%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—%	to	—%	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
Invesco V.I. Value Opportunities Fund
2017	23,318,168	$2.087504	to	$24.602180	$42,355,662	0.85%	to	2.80%	0.40%	to	0.42%	9.08%	to	10.69%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
Invesco V.I. Core Equity Fund
2017	5,698,475	$20.416219	to	$22.726007	$106,781,672	0.50%	to	2.80%	0.74%	to	1.02%	8.08%	to	9.72%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—%	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
Invesco V.I. Government Securities Fund
2017	148,857,678	$1.503747	to	$9.875759	$196,410,556	0.85%	to	2.80%	1.92%	to	2.12%	(0.34)%	to	1.13%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
Invesco V.I. International Growth Fund
2017	30,001,966	$18.968350	to	$19.634722	$114,959,679	0.30%	to	2.80%	1.24%	to	1.46%	16.79%	to	18.81%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
Invesco V.I. Mid Cap Core Equity Fund
2017	41,184,968	$20.064642	to	$21.966678	$110,746,876	0.50%	to	2.80%	0.31%	to	0.52%	8.39%	to	10.09%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
Invesco V.I. Small Cap Equity Fund
2017	2,973,044	$23.563368	to	$26.488168	$68,938,825	0.30%	to	2.80%	—%	to	—%	7.39%	to	9.18%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—%	to	—%	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—%	to	0.01%	33.68%	to	36.67%
Invesco V.I. Balanced Risk Allocation Fund
2017	804,585	$12.287216	to	$14.187428	$10,721,158	0.50%	to	2.70%	3.49%	to	3.82%	2.63%	to	4.33%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
Invesco V.I. Diversified Dividend Fund
2017	15,272	$17.769717	to	$19.156827	$282,598	1.35%	to	2.50%	0.38%	to	1.31%	3.24%	to	4.13%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—%	to	2.32%	27.54%	to	29.01%
Invesco V.I. Government Money Market Fund
2017	11,380,493	$8.920996	to	$9.921807	$106,004,858	0.30%	to	2.75%	0.38%	to	0.38%	(1.67)%	to	0.15%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
American Century VP Mid Cap Value Fund
2017	50,204	$20.020183	to	$21.399568	$1,045,548	0.50%	to	1.50%	1.16%	to	1.30%	5.34%	to	6.13%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
American Funds Global Bond Fund
2017	5,493,088	$11.112779	to	$12.279570	$69,454,409	0.65%	to	2.80%	—%	to	—%	4.37%	to	6.05%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—%	to	—%	(5.27)%	to	(3.21)%
American Funds Global Growth and Income Fund
2017	9,869,240	$23.980330	to	$24.887946	$174,193,575	0.65%	to	2.80%	0.28%	to	0.29%	18.72%	to	20.63%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
American Funds Asset Allocation Fund
2017	27,897,797	$21.535143	to	$24.016210	$622,258,345	0.65%	to	2.80%	0.27%	to	0.27%	10.44%	to	12.22%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
American Funds Blue Chip Income and Growth Fund
2017	197,323,573	$25.368675	to	$28.808749	$402,715,531	0.65%	to	2.80%	0.33%	to	0.33%	6.86%	to	8.58%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
American Funds Bond Fund
2017	35,268,876	$11.943967	to	$13.187446	$558,336,746	0.65%	to	2.80%	0.53%	to	0.53%	1.33%	to	2.97%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
American Funds Global Growth Fund
2017	8,713,877	$26.333235	to	$26.362187	$222,823,646	0.65%	to	2.80%	0.08%	to	0.09%	22.98%	to	24.97%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
American Funds Growth Fund
2017	55,579,032	$30.133008	to	$31.290612	$1,291,123,698	0.65%	to	2.80%	0.12%	to	0.12%	18.41%	to	20.32%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
American Funds Growth-Income Fund
2017	51,100,447	$26.233522	to	$28.674196	$1,274,820,495	0.65%	to	2.80%	0.23%	to	0.24%	13.42%	to	15.25%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
American Funds International Fund
2017	16,904,566	$18.885785	to	$19.326470	$313,498,739	0.65%	to	2.80%	0.30%	to	0.31%	23.39%	to	25.38%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
American Funds New World Fund
2017	3,790,208	$18.225424	to	$18.929898	$114,654,216	0.65%	to	2.80%	0.12%	to	0.13%	20.75%	to	22.70%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
American Funds Global Small Capitalization Fund
2017	5,140,448	$22.605469	to	$25.101492	$130,190,713	0.65%	to	2.80%	0.35%	to	0.39%	17.26%	to	19.15%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
Wells Fargo VT Omega Growth Fund
2017	39,869	$22.290455	to	$24.215103	$913,875	1.35%	to	2.50%	0.01%	to	0.01%	22.63%	to	23.69%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—%	to	—%	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
Fidelity® VIP Growth Portfolio
2017	327,418	$20.576065	to	$29.842019	$6,663,308	0.85%	to	2.75%	0.01%	to	0.09%	25.51%	to	27.30%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—%	to	—%	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
Fidelity® VIP Contrafund® Portfolio
2017	2,956,741	$26.381148	to	$29.508034	$61,037,081	0.30%	to	2.75%	—%	to	0.17%	13.81%	to	15.90%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
Fidelity® VIP Mid Cap Portfolio
2017	2,287,925	$27.262144	to	$28.184669	$45,377,428	0.30%	to	2.75%	0.09%	to	0.12%	11.22%	to	13.27%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
Fidelity® VIP Value Strategies Portfolio
2017	113,560	$19.024321	to	$32.372750	$2,160,994	0.85%	to	2.70%	0.21%	to	0.23%	11.15%	to	12.69%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2017	126,489	$21.294908	to	$29.456296	$2,611,984	0.75%	to	2.70%	0.20%	to	0.29%	14.68%	to	16.36%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
Fidelity® VIP Strategic Income Portfolio
2017	118,549	$12.159574	to	$16.182692	$1,690,135	0.30%	to	1.50%	—%	to	—%	5.55%	to	6.50%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
Franklin Rising Dividends VIP Fund
2017	14,582,371	$24.448526	to	$29.287009	$392,594,348	0.30%	to	2.80%	1.52%	to	1.56%	11.06%	to	13.06%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
Franklin Income VIP Fund
2017	30,045,093	$20.089281	to	$20.582969	$631,571,434	0.30%	to	2.80%	4.11%	to	7.15%	5.62%	to	7.59%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
Franklin Large Cap Growth VIP Fund
2017	3,099,754	$22.578548	to	$23.200869	$60,412,780	0.85%	to	2.80%	0.62%	to	0.62%	18.97%	to	20.71%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
Franklin Global Real Estate VIP Fund
2017	212,832	$18.067222	to	$30.484388	$4,948,079	0.95%	to	2.80%	3.10%	to	3.15%	4.39%	to	5.84%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
Franklin Small-Mid Cap Growth VIP Fund
2017	7,795,691	$26.440991	to	$28.418593	$136,918,468	0.30%	to	2.80%	—%	to	—%	13.09%	to	15.20%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—%	to	—%	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.58%
Franklin Small Cap Value VIP Fund
2017	3,123,193	$27.250732	to	$30.293895	$56,497,105	0.30%	to	2.75%	0.06%	to	0.62%	2.49%	to	4.31%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
Franklin Strategic Income VIP Fund
2017	15,022,397	$15.412159	to	$15.774615	$286,873,241	0.30%	to	2.80%	2.71%	to	2.97%	2.21%	to	3.95%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
Franklin Mutual Shares VIP Fund
2017	23,167,258	$20.639853	to	$23.601833	$507,666,495	0.30%	to	2.80%	1.52%	to	2.16%	4.13%	to	6.06%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
Templeton Developing Markets VIP Fund
2017	2,496,183	$10.270355	to	$18.068324	$53,416,502	0.75%	to	2.80%	0.84%	to	1.22%	28.53%	to	30.16%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
Templeton Foreign VIP Fund
2017	13,134,755	$16.367038	to	$17.322341	$188,823,820	0.30%	to	2.80%	1.02%	to	2.86%	11.33%	to	13.40%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
Templeton Growth VIP Fund
2017	11,051,471	$19.748445	to	$21.436326	$192,591,554	0.50%	to	2.80%	1.43%	to	1.61%	12.57%	to	14.43%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
Franklin Mutual Global Discovery VIP Fund
2017	7,857,293	$18.916485	to	$21.238517	$216,954,041	0.30%	to	2.80%	—%	to	1.82%	5.34%	to	7.24%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
Franklin Flex Cap Growth VIP Fund
2017	1,223,141	$22.903604	to	$25.986761	$23,298,470	0.30%	to	2.75%	—%	to	—%	19.70%	to	21.76%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—%	to	—%	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—%	to	—%	33.76%	to	36.86%
Templeton Global Bond VIP Fund
2017	3,547,752	$13.604642	to	$14.759670	$49,288,502	0.30%	to	2.75%	—%	to	—%	1.59%	to	3.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
Hartford Balanced HLS Fund
2017	1,099,592	$17.673527	to	$21.183257	$18,131,238	0.75%	to	2.75%	0.46%	to	0.48%	8.19%	to	9.82%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%

Hartford Total Return Bond HLS Fund
2017	32,415,924	$13.004236	to	$14.702887	$419,387,089	0.30%	to	2.75%	2.35%	to	2.99%	2.39%	to	4.27%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
Hartford Capital Appreciation HLS Fund
2017	20,184,131	$27.024314	to	$27.815026	$359,998,800	0.30%	to	2.75%	0.09%	to	0.16%	13.98%	to	16.08%

2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
Hartford Dividend and Growth HLS Fund
2017	14,023,833	$24.928023	to	$29.134012	$281,279,328	0.30%	to	2.75%	—%	to	—%	9.31%	to	11.33%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
Hartford Global Growth HLS Fund
2017	258,966	$27.429932	to	$29.565292	$4,742,895	0.30%	to	2.75%	—%	to	0.50%	22.90%	to	25.16%
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—%	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
Hartford Disciplined Equity HLS Fund
2017	3,215,091	$28.195000	to	$32.026656	$68,852,403	0.30%	to	2.75%	—%	to	—%	10.91%	to	12.95%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
Hartford Growth Opportunities HLS Fund
2017	5,042,419	$31.157659	to	$35.258946	$107,278,562	0.30%	to	2.75%	—%	to	—%	21.38%	to	23.62%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
Hartford High Yield HLS Fund
2017	1,647,863	$21.384342	to	$21.768274	$29,370,956	0.30%	to	2.75%	4.98%	to	6.16%	4.65%	to	6.58%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
Hartford International Opportunities HLS Fund
2017	2,429,016	$19.351517	to	$20.814294	$32,351,690	0.30%	to	2.75%	1.41%	to	1.43%	18.43%	to	20.61%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—%	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
Hartford Small/Mid Cap Equity HLS Fund
2017	253,743	$19.861730	to	$30.175414	$5,071,955	0.85%	to	2.70%	0.87%	to	0.87%	6.16%	to	7.64%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%

Hartford Ultrashort Bond HLS Fund
2017	120,962,681	$7.972583	to	$9.905525	$141,112,295	0.30%	to	2.80%	0.49%	to	0.77%	(1.28)%	to	0.48%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—%	to	—%	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—%	to	—%	(2.76)%	to	(0.40)%
Hartford Small Company HLS Fund
2017	480,043	$25.369167	to	$28.619426	$9,182,357	0.30%	to	2.75%	—%	to	—%	16.46%	to	18.61%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—%	to	—%	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
Hartford SmallCap Growth HLS Fund
2017	278,432	$28.141110	to	$36.716612	$7,504,911	0.85%	to	2.70%	0.04%	to	0.05%	13.51%	to	15.08%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—%	to	0.41%	40.94%	to	43.65%
Hartford Stock HLS Fund
2017	159,908	$19.934739	to	$27.481261	$3,060,682	0.75%	to	2.75%	0.06%	to	0.06%	11.03%	to	12.70%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
Hartford U.S. Government Securities HLS Fund
2017	2,067,696	$9.760428	to	$12.006277	$21,498,366	0.30%	to	2.75%	—%	to	1.10%	(0.25)%	to	1.59%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—%	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
Hartford Value HLS Fund
2017	752,841	$23.533813	to	$27.025025	$14,391,668	0.50%	to	2.70%	0.08%	to	0.15%	7.02%	to	8.79%
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
Lord Abbett Fundamental Equity Fund
2017	531,541	$18.700917	to	$23.205049	$10,743,770	0.30%	to	1.50%	—%	to	—%	5.60%	to	6.56%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
Lord Abbett Calibrated Dividend Growth Fund
2017	758,462	$20.820923	to	$23.318893	$15,008,776	0.85%	to	2.70%	—%	to	—%	8.37%	to	9.89%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%

2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%
Lord Abbett Bond Debenture Fund
2017	2,004,286	$18.781854	to	$19.590386	$35,136,835	0.30%	to	2.75%	—%	to	—%	5.26%	to	7.21%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
Lord Abbett Growth and Income Fund
2017	367,995	$21.389385	to	$22.215610	$6,207,483	0.50%	to	2.70%	—%	to	—%	4.97%	to	6.72%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
MFS® Growth Fund
2017	7,463,694	$29.755021	to	$32.357565	$129,315,701	0.30%	to	2.80%	—%	to	0.11%	20.80%	to	22.85%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—%	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—%	to	0.24%	33.08%	to	36.09%
MFS® Global Equity Fund
2017	696,028	$24.207098	to	$31.957097	$17,731,913	0.85%	to	2.80%	0.83%	to	0.85%	16.37%	to	18.07%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
MFS® Investors Trust Fund
2017	6,924,394	$24.275778	to	$27.276515	$123,708,008	0.50%	to	2.80%	0.56%	to	0.73%	13.37%	to	15.14%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
MFS® Mid Cap Growth Fund
2017	4,149,923	$12.568689	to	$31.903174	$45,123,347	0.70%	to	2.80%	0.12%	to	0.12%	18.23%	to	20.09%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—%	to	—%	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—%	to	—%	33.92%	to	36.76%
MFS® New Discovery Fund
2017	3,513,991	$17.249223	to	$34.750409	$80,098,427	0.30%	to	2.80%	—%	to	—%	16.27%	to	18.24%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—%	to	—%	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—%	to	—%	37.62%	to	40.79%
MFS® Total Return Fund
2017	19,422,451	$18.044305	to	$20.203163	$391,478,214	0.50%	to	2.80%	2.19%	to	2.35%	6.33%	to	7.98%

2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—%	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
MFS® Value Fund
2017	9,658,277	$24.565866	to	$27.817681	$247,092,809	0.30%	to	2.80%	1.99%	to	2.44%	9.77%	to	11.62%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
MFS® Total Return Bond Series
2017	36,097,651	$13.012675	to	$14.388041	$505,155,884	0.30%	to	2.80%	2.51%	to	3.40%	1.68%	to	3.39%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
MFS® Research Fund
2017	914,227	$25.379535	to	$26.345417	$21,037,025	0.85%	to	2.80%	1.34%	to	1.34%	14.19%	to	15.86%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
MFS® High Yield Portfolio
2017	7,382,056	$11.200770	to	$12.171524	$86,027,895	0.85%	to	2.80%	6.50%	to	6.60%	4.29%	to	5.82%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2017	328,339	$12.635311	to	$13.686666	$4,267,383	0.30%	to	1.50%	—%	to	0.42%	9.70%	to	10.68%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
BlackRock Global Opportunities V.I. Fund
2017	10,128	$17.558050	to	$20.202423	$203,137	1.40%	to	2.45%	—%	to	—%	19.08%	to	20.01%
2016	11,387	$14.630141	to	$16.965646	$192,278	1.40%	to	2.45%	1.45%	to	2.05%	1.08%	to	2.15%
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
BlackRock Large Cap Focus Growth V.I. Fund+
2017	32,866	$19.579270	to	$20.588928	$670,655	1.40%	to	2.40%	—%	to	0.01%	18.43%	to	19.32%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%

BlackRock Equity Dividend V.I. Fund
2017	389,633	$18.070886	to	$19.315296	$7,307,995	0.50%	to	1.50%	0.78%	to	0.81%	9.35%	to	10.17%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2017	57,194	$10.843352	to	$11.388138	$638,401	1.35%	to	2.50%	2.63%	to	2.82%	3.17%	to	4.06%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—%	to	—%	0.33%	to	0.92%
Morgan Stanley VIF Growth Portfolio+
2017	108,113	$18.376485	to	$19.299440	$2,054,856	1.35%	to	2.50%	—%	to	—%	30.46%	to	31.59%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—%	to	—%	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—%	to	—%	30.16%	to	31.10%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	582,696	$17.991030	to	$26.432343	$10,333,029	0.75%	to	2.75%	—%	to	—%	27.40%	to	29.33%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—%	to	—%	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
Invesco V.I. American Value Fund
2017	513,966	$18.803418	to	$26.630249	$9,770,027	0.85%	to	2.70%	0.59%	to	0.62%	1.87%	to	3.30%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
Morgan Stanley Mid Cap Growth Portfolio+
2017	—	$16.477865	to	$26.226039	$—	1.35%	to	2.45%	—%	to	—%	24.89%	to	25.91%
2016	21,264	$13.086696	to	$20.999877	$267,193	1.35%	to	2.45%	—%	to	—%	(11.62)%	to	(10.64)%
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—%	to	—%	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—%	to	—%	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
BlackRock Capital Appreciation V.I. Fund
2017	339,801	$17.602862	to	$18.815123	$6,267,608	0.50%	to	1.50%	—%	to	—%	22.24%	to	23.15%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—%	to	—%	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—%	to	—%	31.41%	to	32.73%
Oppenheimer Capital Appreciation Fund/VA
2017	119,039	$17.841687	to	$25.558905	$2,072,758	0.85%	to	2.75%	0.01%	to	0.01%	17.06%	to	18.74%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%

2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
Oppenheimer Global Fund/VA
2017	626,505	$18.549443	to	$25.459569	$11,354,765	0.85%	to	2.75%	0.75%	to	0.75%	24.54%	to	26.32%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
Oppenheimer Main Street Fund®/VA+
2017	239,611	$20.650836	to	$26.834581	$4,843,574	0.85%	to	2.75%	1.40%	to	1.42%	12.03%	to	13.64%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
Oppenheimer Main Street Small Cap Fund/VA
2017	607,873	$23.919343	to	$31.902045	$14,197,246	0.75%	to	2.75%	0.65%	to	0.65%	9.70%	to	11.35%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
Oppenheimer Equity Income Fund/VA+
2017	—	$15.251462	to	$20.577431	$—	0.85%	to	2.75%	2.17%	to	2.17%	3.52%	to	4.33%
2016	165,095	$14.618266	to	$19.878685	$2,366,404	0.85%	to	2.75%	5.24%	to	5.27%	12.01%	to	14.15%
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
Putnam VT Diversified Income Fund
2017	2,593,097	$14.897284	to	$18.257996	$36,694,039	0.75%	to	2.75%	5.47%	to	5.55%	3.57%	to	5.13%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
Putnam VT Global Asset Allocation Fund
2017	158,127	$17.099267	to	$23.087606	$2,631,976	1.15%	to	2.40%	1.44%	to	1.46%	8.64%	to	9.67%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
Putnam VT Growth Opportunities Fund
2017	598,924	$12.738325	to	$12.943557	$7,692,312	0.30%	to	1.50%	0.11%	to	0.11%	21.52%	to	22.62%
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2017	63,107	$9.976235	to	$16.460599	$667,264	1.25%	to	2.40%	1.49%	to	1.51%	19.41%	to	20.44%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%

2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
Putnam VT International Equity Fund
2017	133,516	$11.357045	to	$16.673983	$1,445,731	0.75%	to	2.75%	2.23%	to	2.24%	20.09%	to	21.91%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%
2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—%	to	1.75%	25.04%	to	27.11%
Putnam VT Investors Fund
2017	14,803	$22.542338	to	$30.190058	$385,740	0.50%	to	1.50%	1.12%	to	1.13%	12.89%	to	13.73%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—%	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
Putnam VT Small Cap Value Fund
2017	68,181	$21.269413	to	$28.960621	$1,401,708	0.75%	to	2.70%	0.69%	to	0.72%	2.71%	to	4.22%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%

Putnam VT Equity Income Fund
2017	62,065	$22.025143	to	$28.888944	$1,678,069	0.50%	to	1.50%	1.74%	to	2.06%	10.40%	to	11.23%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
PIMCO All Asset Fund
2017	99,483	$11.960839	to	$12.956752	$1,215,350	0.30%	to	1.50%	—%	to	2.39%	8.91%	to	9.90%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—%
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
PIMCO StocksPLUS Global Portfolio
2017	397,282	$13.049093	to	$13.948412	$5,361,207	0.50%	to	1.50%	3.33%	to	3.34%	15.74%	to	16.61%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—%	to	—%	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2017	47,112	$10.674585	to	$11.410342	$505,712	0.50%	to	1.50%	1.50%	to	1.52%	9.49%	to	10.32%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
Jennison 20/20 Focus Fund
2017	192,235	$2.566715	to	$26.396850	$621,527	1.70%	to	2.60%	—%	to	—%	21.06%	to	21.88%

2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—%	to	—%	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—%	to	—%	26.04%	to	27.18%
Prudential Value Portfolio
2017	186,097	$1.886202	to	$23.117633	$390,704	1.70%	to	2.45%	—%	to	—%	7.73%	to	8.33%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—%	to	—%	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—%	to	—%	29.32%	to	30.30%
Invesco V.I. Growth and Income Fund
2017	1,362,073	$19.765297	to	$23.542449	$27,829,925	0.75%	to	2.70%	1.33%	to	1.35%	6.77%	to	8.34%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
Invesco V.I. Comstock Fund
2017	53,326	$24.330837	to	$28.301356	$1,440,028	1.35%	to	2.50%	1.87%	to	2.02%	7.36%	to	8.29%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
Invesco V.I. American Franchise Fund
2017	2,448,541	$17.779847	to	$20.198363	$45,950,537	0.85%	to	2.80%	0.08%	to	0.08%	20.85%	to	22.63%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
Invesco V.I. Mid Cap Growth Fund
2017	556,827	$15.200447	to	$16.805200	$8,865,119	0.75%	to	2.75%	—%	to	—%	15.08%	to	16.62%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—%	to	—%	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
Wells Fargo VT Index Asset Allocation Fund
2017	152,961	$2.284627	to	$22.076717	$360,909	1.35%	to	2.45%	0.65%	to	0.65%	6.27%	to	7.15%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%
Wells Fargo VT International Equity Fund
2017	37,589	$14.270126	to	$15.515000	$561,218	1.35%	to	2.50%	2.82%	to	2.82%	16.36%	to	17.37%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%

Wells Fargo VT Small Cap Growth Fund
2017	331,974	$2.543389	to	$3.022826	$1,159,814	1.35%	to	2.50%	—%	to	—%	19.03%	to	20.06%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—%	to	—%	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—%	to	—%	46.53%	to	48.22%
Wells Fargo VT Discovery Fund
2017	24,032	$31.400567	to	$34.508798	$751,674	1.35%	to	2.45%	—%	to	—%	19.51%	to	20.50%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—%	to	—%	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
Wells Fargo VT Opportunity Fund
2017	6,471	$20.742050	to	$23.464802	$140,646	1.35%	to	2.35%	0.68%	to	0.68%	10.88%	to	11.71%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
HIMCO VIT Index Fund
2017	1,276,006	$22.164006	to	$29.873144	$31,890,747	0.50%	to	1.50%	1.70%	to	1.78%	12.49%	to	13.33%
2016	1,597,103	$19.703335	to	$26.757917	$35,156,037	0.30%	to	1.50%	—%	to	2.06%	9.68%	to	11.00%
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—%	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—%	to	—%	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2017	33,414,219	$6.678759	to	$7.205355	$230,655,581	0.30%	to	1.50%	1.03%	to	1.05%	(3.89)%	to	(3.03)%
2016	35,328,286	$6.949282	to	$7.430450	$252,409,874	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2017	1,490,142	$21.067406	to	$24.113949	$26,562,120	0.30%	to	2.75%	1.38%	to	1.39%	10.16%	to	12.19%
2016	1,791,226	$19.124912	to	$21.494786	$28,527,909	0.30%	to	2.75%	2.24%	to	2.51%	6.15%	to	8.78%
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—%	to	—%	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2017	1,504,117	$24.906394	to	$28.927889	$29,987,903	0.30%	to	2.70%	—%	to	2.62%	6.71%	to	8.64%
2016	1,713,301	$23.339640	to	$26.627915	$31,653,578	0.30%	to	2.70%	1.64%	to	2.28%	15.31%	to	18.11%
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—%	to	—%	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund
2017	9,494,561	$11.690995	to	$13.256861	$106,593,240	0.30%	to	2.75%	0.13%	to	1.59%	1.13%	to	3.00%
2016	9,981,046	$11.559895	to	$12.871090	$109,812,557	0.30%	to	2.75%	3.41%	to	4.56%	(0.13)%	to	2.35%
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—%	to	—%	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund
2017	774,950	$10.891792	to	$12.302030	$8,427,099	0.30%	to	2.70%	—%	to	0.29%	4.15%	to	6.03%
2016	799,400	$10.457762	to	$11.602490	$8,267,948	0.30%	to	2.70%	—%	to	1.64%	(0.33)%	to	2.10%

2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—%	to	—%	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2017	1,582,909	$23.564986	to	$24.999390	$25,665,246	0.30%	to	2.70%	1.49%	to	1.53%	18.58%	to	20.72%
2016	1,798,553	$19.872892	to	$20.709244	$24,254,374	0.30%	to	2.70%	1.04%	to	1.99%	4.17%	to	6.70%
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—%	to	—%	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund
2017	788,771	$25.845212	to	$25.989354	$14,734,291	0.50%	to	2.70%	0.82%	to	0.88%	22.94%	to	24.97%
2016	844,035	$20.795815	to	$21.021891	$12,842,912	0.50%	to	2.70%	1.89%	to	1.97%	(2.52)%	to	(0.35)%
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—%	to	—%	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2017	2,108,975	$22.659760	to	$24.644196	$28,967,696	0.30%	to	2.70%	0.16%	to	0.17%	17.14%	to	19.25%
2016	2,411,032	$19.001544	to	$21.038167	$28,162,356	0.30%	to	2.70%	0.40%	to	0.48%	(1.04)%	to	1.36%
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—%	to	—%	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—%	to	—%	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund
2017	8,965,232	$29.518739	to	$31.452845	$179,699,263	0.30%	to	2.75%	0.18%	to	0.45%	18.26%	to	20.44%
2016	10,530,766	$24.960991	to	$26.115777	$176,855,943	0.30%	to	2.75%	0.26%	to	0.32%	6.14%	to	8.78%
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—%	to	—%	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund
2017	5,434,206	$25.695505	to	$28.826475	$105,858,950	0.30%	to	2.75%	1.72%	to	1.74%	13.13%	to	15.21%
2016	6,206,513	$22.713550	to	$25.020549	$105,698,763	0.30%	to	2.75%	1.58%	to	1.71%	8.19%	to	10.88%
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—%	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—%	to	—%	1.66%	to	2.74%
HIMCO VIT American Funds International Fund
2017	8,398,286	$18.930571	to	$18.990953	$105,900,092	0.30%	to	2.75%	1.07%	to	1.31%	23.19%	to	25.46%
2016	10,136,770	$15.136960	to	$15.366522	$102,462,408	0.30%	to	2.75%	1.12%	to	1.38%	0.47%	to	2.96%
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund
2017	1,220,200	$18.275141	to	$18.489059	$15,575,393	0.30%	to	2.75%	0.38%	to	0.43%	20.57%	to	22.79%
2016	1,392,488	$14.883842	to	$15.335149	$14,610,371	0.30%	to	2.75%	—%	to	2.10%	2.04%	to	4.57%
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—%	to	—%	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio
2017	1,333,092	$12.539038	to	$13.172045	$17,192,153	0.95%	to	2.80%	0.95%	to	0.98%	15.07%	to	16.67%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2017	2,439,048	$12.104140	to	$12.749098	$30,320,182	0.85%	to	2.80%	0.68%	to	0.84%	17.05%	to	18.76%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio

2017	1,531,509	$10.859012	to	$11.437771	$17,032,656	0.85%	to	2.80%	1.75%	to	1.88%	19.16%	to	20.90%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

On December 3, 2017, a Stock and Asset Purchase Agreement (the “Purchase Agreement”) was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Financial Statements - Statutory-Basis Unaudited
As of September 30, 2017 and December 31, 2016 and for the
Periods Ended September 30, 2017, and 2016

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

CONTENTS

Page:
Financial Statements - Statutory-Basis Unaudited
Admitted Assets, Liabilities and Capital and Surplus                         1
Statements of Operations                                     2
Statements of Changes in Capital and Surplus                         3
Statements of Cash Flows                                     4
Notes to Statutory-Basis Financial Statements                         5-19

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)
Unaudited

	As of September 30,	As of December 31,

	2017	2016
Admitted assets
Bonds	$4,377,916,385	$4,689,164,141
Common and preferred stocks	71,935,601	45,379,137
Mortgage loans on real estate	460,950,381	488,300,660
Contract loans	107,905,762	112,280,295
Cash and short-term investments	638,238,283	698,597,125
Derivatives	259,156,995	336,978,875
Other invested assets	233,393,418	70,093,932
Total cash and invested assets	6,149,496,825	6,440,794,165

Investment income due and accrued	223,229,606	209,085,493
Amounts recoverable for reinsurance	42,549,386	54,916,714
Federal income tax recoverable	43,494,742	38,825,967
Net deferred tax asset	89,257,000	106,306,495
Receivables from parent, subsidiaries and affiliates	—	199,732
Other assets	42,864,634	60,896,436
Separate Account assets	30,283,550,335	29,882,167,087
Total admitted assets	$36,874,442,528	$36,793,192,089

Liabilities
Aggregate reserves for future benefits	$3,509,463,314	$3,623,418,710
Liability for deposit-type contracts	756,381,354	746,581,792
Policy and contract claim liabilities	27,106,949	21,113,055
Asset valuation reserve	38,460,041	36,012,232
Interest maintenance reserve	20,534,185	19,203,402
Payables to parent, subsidiaries and affiliates	16,209,572	5,659,200
Accrued expense allowances and amounts due from Separate Accounts	(92,771,259)	(118,933,449)
Collateral on derivatives	346,230,139	294,569,146
Other liabilities	512,613,622	369,642,567
Separate Account liabilities	30,283,550,335	29,882,167,087
Total liabilities	35,417,778,252	34,879,433,742

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	203,644,249	222,837,141
Gross paid-in and contributed surplus	604,085,675	603,493,466
Unassigned surplus	646,434,352	1,084,927,740
Total capital and surplus	1,456,664,276	1,913,758,347

Total liabilities and capital and surplus	$36,874,442,528	$36,793,192,089

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)
Unaudited

	For the periods ended September 30,

	2017	2016

Revenues
Premiums and annuity considerations	$192,503,473	$225,530,830
Net investment income	144,659,981	152,831,257
Commissions and expense allowances on reinsurance ceded	37,227,233	39,869,859
Reserve adjustments on reinsurance ceded	(316,560,178)	(268,970,961)
Fee income	484,315,186	503,870,374
Other revenues	32,050,849	30,634,766
Total revenues	574,196,544	683,766,125

Benefits and expenses
Death and annuity benefits	218,737,882	196,799,136
Disability and other benefits	1,994,069	2,378,138
Surrenders and other fund withdrawals	2,864,918,280	3,144,472,899
Commissions and expense allowances	133,423,730	137,458,524
Increase in aggregate reserves for life and accident and health policies	(114,052,634)	66,651,700
General insurance expenses	106,381,755	53,105,704
Net transfers from Separate Accounts	(2,753,826,510)	(3,006,911,342)
Modified coinsurance adjustment on reinsurance assumed	(88,467,894)	(90,362,374)
Other expenses	10,187,526	29,304,306
Total benefits and expenses	379,296,204	532,896,691

Net gain from operations before federal income tax (benefit) expense	194,900,340	150,869,434
Federal income tax (benefit) expense	(45,563,869)	24,713,664
Net gain from operations	240,464,209	126,155,770	—

Net realized capital losses, after tax	(145,433,956)	17,126,649
Net income	$95,030,253	$143,282,419	#

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)
Unaudited

	For the periods ended September 30,

	2017		2016

Common stock - Par value $1,250 per share, 3,000 shares authorized,
2,000 shares issued and outstanding
Balance, beginning and end of period	$2,500,000		$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	603,493,466		604,455,820
Capital paid-in (return)	592,209		(1,613,400)
Balance, end of period	604,085,675	#	602,842,420	#

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	222,837,141		252,083,454
Amortization and decreases of gain on inforce reinsurance	(19,192,892)		(21,934,734)
Balance, end of period	203,644,249	#	230,148,720	#

Unassigned funds
Balance, beginning of year	1,084,927,740		1,766,242,402

Net income	95,030,253		143,282,419
Change in net unrealized capital (losses) gains on investments, net of tax	(52,493,389)		39,218,157
Change in net unrealized foreign exchange capital losses	(12,766,556)		(32,132,609)
Change in net deferred income tax	68,064,335		(41,694,351)
Change in asset valuation reserve	(2,447,809)		17,798,748
Change in nonadmitted assets	(83,880,222)		(115,476,209)
Dividends to stockholder	(450,000,000)		(750,000,000)
Balance, end of period	646,434,352	#	1,027,238,557	#

Capital and surplus
Balance, end of period	$1,456,664,276	#	$1,862,729,697	#

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)
Unaudited

	For the periods ended September 30,

	2017		2016
Operating activities
Premiums and annuity considerations	$192,874,409		$225,151,263
Net investment income	145,253,972		155,542,700
Reserve adjustments on reinsurance	(316,560,178)		(268,970,961)
Miscellaneous income	527,326,324		546,839,658
Total income	548,894,527	—	658,562,660	—

Benefits paid	3,073,936,906		3,337,778,370
Federal income tax (recoveries) payments	(38,872,907)		(44,584,114)
Net transfers from Separate Accounts	(2,779,988,699)		(3,047,975,517)
Other expenses	104,330,047		144,263,884
Total benefits and expenses	359,405,347	—	389,482,623	—
Net cash provided by operating activities	189,489,180	—	269,080,037	—

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,674,425,230		1,364,669,209
Common and preferred stocks	32,810,623		293,463,394
Mortgage loans	72,742,446		38,293,710
Derivatives and other	61,544,770		87,641,369
Total investment proceeds	1,841,523,069	—	1,784,067,682	—

Cost of investments acquired
Bonds	1,368,652,055		1,235,394,412
Common and preferred stocks	54,454,041		11,093,844
Mortgage loans	45,365,000		2,280,000
Derivatives and other	323,403,400		(408,152)
Total investments acquired	1,791,874,496	—	1,248,360,104	—
Net (decrease) increase in contract loans	(4,374,533)		123,574
Net cash provided by investing activities	54,023,106	—	535,584,004	—

Financing and miscellaneous activities
(Return of) Paid-in surplus	—		188,524
Dividends to stockholders	450,000,000		750,000,000
Other cash provided (used)	146,128,872		(6,005,628)
Net cash used for financing and miscellaneous activities	(303,871,128)	—	(755,817,104)	—

Net (decrease) increase in cash and short-term investments	(60,358,842)		48,846,937
Cash and short-term investments, beginning of period	698,597,125		566,901,490
Cash and short-term investments, end of period	$638,238,283	#	$615,748,427	#

Note:Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	(23,736,444)		(76,019,617)	—
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	(23,736,444)		(76,019,617)	—
Capital contribution from parent to settle intercompany balances related to stock compensation	(592,209)		1,801,925

See notes to financial statements.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Note 1 – Organization and Description of Business
Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life International Holding Company ("HLIHC"), which is a direct subsidiary of Hartford Life Insurance Company (“HLIC”). HLIC is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).
On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI sold its former subsidiary, HLIHC to its parent, HLIC, resulting in an immaterial realized loss. In addition, HLIC contributed its ownership interest in HLAI to HLIHC, and therefore HLIHC became HLAI's new parent company. These changes did not result in a material impact to HLAI's surplus or its results of operations.
The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

Note 2 - Summary of Significant Accounting Policies and Going Concern
A.     Accounting Practices
The accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the “Company” or “HLAI”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.
These statutory-basis financial statements and notes should be read in conjunction with the 2016 annual statutory-basis financial statements and notes thereto.  The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. The accompanying statutory-basis financial statements and notes are unaudited. These statutory-basis financial statements reflect all adjustments (generally consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the Company’s financial position, the results of its operations and its cash flows for the interim periods presented.
A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

	SSAP #	F/S Page	F/S Line #	2017	2016
Net Income
1. HLAI state basis (Page 4, Line 35, Columns 1 & 3)	XXX	XXX	XXX	$95,030,253	$146,146,096
2. State prescribed practices that (increase)/decrease NAIC SAP: Less: Reinsurance reserve credit (as described above) 3. State permitted practices that (increase)/decrease NAIC SAP	61	4	19	4,903,142	(16,229,745)
				4,903,142	(16,229,745)
				—	—
4. NAIC SAP (1-2-3=4)	XXX	XXX	XXX	$90,127,111	$162,375,841
Surplus
5. HLAI state basis (Page 3, Line 38, Columns 1 & 2)	XXX	XXX	XXX	$1,456,664,275	$1,913,758,348
6. State prescribed practices that (increase)/decrease NAIC SAP: Less: Reinsurance reserve credit (as described above) 7. State permitted practices that (increase)/decrease NAIC SAP	61	3	1	124,584,688	119,681,546
				124,584,688	119,681,546
				—	—
8. NAIC SAP (5-6-7=8)	XXX	XXX	XXX	$1,332,079,587	$1,794,076,802

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.
C.     Accounting Policy
6. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised (Loan-backed and Structured Securities). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method.
Note 3 - Accounting Changes and Corrections of Errors
No significant change.
Note 4 - Business Combinations and Goodwill
No significant change.
Note 5 - Discontinued Operations
No significant change.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Note 6 - Investments
D.     Loan-Backed Securities

1.	Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from broker dealer survey values or internal estimates.

2.
The Company had no other-than-temporary impairments ("OTTI") for loan-backed securities recorded during the year where the Company had either the intent to sell the securities or the inability or lack of intent to retain.

3.
The following table summarizes OTTI recognized during 2017 for loan-backed securities held as of September 30, 2017 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj Carrying Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
59497	BW	6	$471,371	$347,269	$124,102	$347,269	$459,354	3/31/2017
38379K	QF	8	59,028	56,870	2,158	56,870	58,226	6/30/2017
07388N	AX	4	163,391	115,866	47,525	115,866	69,534	9/30/2017
Total					$173,785

4.	Security Unrealized Loss Aging
All impaired securities (fair value is less than cost or amortized cost) for which an OTTI has not been recognized in earnings as a realized loss (including securities with a recognized OTTI for non–interest related declines when a non–recognized interest related impairment remains): a.    The aggregate amount of unrealized losses:

1.	Less than 12 Months $ 2,692,739

2.	12 Months or Longer $ 1,749,066
b.    The aggregate related fair value of securities with unrealized losses:

1.	Less than 12 Months $ 255,329,322

2.	12 Months or Longer $ 89,916,556

5.
As of September 30, 2017 loan-backed securities in an unrealized loss position comprised 140 securities, primarily related to commercial mortgage-backed securities (“CMBS”), U.S. government agency securities, collateralized debt obligations ("CDOs"), asset-backed securities ("ABS") and residential mortgage-backed securities ("RMBS") which were primarily depressed due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. The Company does not intend to sell the securities outlined above. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of September 30, 2017.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

E. Repurchase Agreements and/or Securities Lending Transactions
3.     Collateral Received
b.     The fair value of collateral accepted in the form of cash and reinvested assets was $131,346,464 as of September 30, 2017.
I. Working Capital Finance Investments
The Company had no working capital finance investments.
J. Offsetting and Netting of Assets and Liabilities
The Company had no offsetting and netting of assets and liabilities.

N. Prepayment Penalty and Acceleration Fees

		General Account	Separate Account
1.	Number of CUSIPS	33	—
2.	Aggregate Amount of Investment Income	$2,019,467	$—

Note 7 - Joint Ventures, Partnerships and Limited Liability Companies
No significant change.
Note 8 - Investment Income
No significant change.
Note 9 - Derivative Instruments
No significant change.
Note 10 - Income Taxes
No significant change.
Note 11 - Information Concerning Parent, Subsidiaries and Affiliates
No significant change.
Note 12 - Debt
The Company has no Federal Home Loan Bank agreements.
Note 13 - Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

A.	Defined Benefit Plans
    The Company has no direct plans.
G.     Consolidated/Holding Company Plans

On June 30, 2017, the Hartford Financial Services Group, Inc. ("The Hartford") purchased a group annuity contract to transfer approximately $1.6 billion of its outstanding pension benefit obligations related to certain U.S. retirees, terminated vested participants, and beneficiaries to a third-party. In connection with this transaction, The Hartford made a $280 million contribution to the U.S. qualified pension plan in September, 2017 in order to maintain the plan's pre-transaction funded status.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Note 14 - Capital and Surplus, Shareholders' Dividend Restrictions and Quasi-Reorganizations

4.
On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from HLAI to Hartford International Holding Company ("HLIHC"). HLAI paid the dividend on September 14, 2017.

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from HLAI to HLIHC. HLAI paid the dividend on January 30, 2017.
Note 15 - Liabilities, Contingencies, and Assessments
F.     All Other Contingencies
The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.
For additional information, please refer to the current and periodic reports filed by The Hartford with the United States Securities and Exchange Commission.
Note 16 - Leases
No significant change.
Note 17- Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk
No significant change.
Note 18- Sale, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities
B.     The Company had no transfer or servicing of financial assets.

C.     Wash sales

1.	In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s total return on its investment portfolio.

2.	The details by NAIC designation 3 or below of securities sold during the quarter ended September 30, 2017 and reacquired within 30 days of the sale date are:

Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Common Stock		1	$18,790	$19,014	$285

Note 19 - Gain or Loss to the Reporting Entity from Uninsured Plans and the Uninsured Portion of Partially Insured Plans
No significant change.
Note 20 - Direct Premium Written/Produced by Managing General Agents/Third Party Administrators
No significant change.
Note 21 - Fair Value Measurements
A.     Fair Value Measurements
Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.
Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the quarter ended September 30, 2017. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

	September 30, 2017
	(Amounts in thousands)	Quoted Prices Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value All other corporate bonds – asset-backed	$—	$—	$143	$143
	Common stocks - unaffiliated	61,546	—	—	61,546
	Total bonds and stocks	61,546	—	143	61,689
	Derivative assets Credit derivatives	—	1,969	—	1,969
	Interest rate derivatives	—	2,336	—	2,336
	GMWB hedging instruments	—	59,261	46,332	105,593
	Macro hedge program	—	—	149,259	149,259
	Total derivative assets	—	63,566	195,591	259,157
	Separate Account assets [1]	30,271,037	—	—	30,271,037
	Total assets accounted for at fair value	$30,332,583	$63,566	$195,734	$30,591,883
b.	Liabilities accounted for at fair value Derivative liabilities Credit derivatives	$—	$(466)	$—	$(466)
	Foreign exchange derivatives	—	(572)	—	(572)
	Interest rate derivatives	—	(17,848)	—	(17,848)
	GMWB hedging instruments	—	(17,345)	(37,942)	(55,287)
	Macro hedge program	—	(10,212)	(9,176)	(19,388)
	Total liabilities accounted for at fair value	$—	$(46,443)	$(47,118)	$(93,561)

[1] Excludes approximately $13.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Valuation Techniques, Procedures and Controls
The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.
The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.
Bonds and Stocks
The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.
Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.
The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for bonds and 5% for equity securities and trade prices for both bonds and stocks that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments
Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange traded derivatives and OTC-cleared derivatives, or independent broker quotations.
The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Valuation Inputs for Investments
For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.
ABS, CDOs, CMBS and RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.
Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.
Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.
Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in the preceding noted Level 2 measurements, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements described above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets
Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
2. The table below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the quarter ended September 30, 2017:

	Beginning Balance	Transfers into	Transfers out of	Total Gains and (Losses) Included in:					Ending Balance
				Net
(Amounts in thousands)	As of Prior Quarter End	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Purchases	Sales	Settlements	As of Current Quarter End
Assets All other corporate bonds – asset-backed	$163	$ —	$ —	$(48)	$140	$ —	$ —	$(112)	$143
Total bonds and stocks	163	—	—	(48)	140	—	—	(112)	143
Derivatives GMWB hedging instruments	19,304	—	—	—	(10,914)	—	—	—	8,390
Macro hedge program	134,145	—	—	—	5,938	—	—	—	140,083
Total derivatives [3]	153,449	—	—	—	(4,976)	—	—	—	148,473
Total assets	$153,612	$ —	$ —	$(48)	$(4,836)	$ —	$ —	$(112)	$148,616

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.
B. Other Fair Value Disclosures
Not applicable.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________
C.     Fair Values for All Financial Instruments by Levels 1, 2 and 3
The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy as described in Note 20A above.

(Amounts in thousands)	September 30, 2017
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets Bonds - unaffiliated	$4,573,449	$4,377,916	$39,481	$4,301,593	$232,375	$—
Preferred stocks - unaffiliated	2,581	2,490	—	2,581	—	—
Common stocks - unaffiliated	61,546	69,446	61,546	—	—	—
Mortgage loans	475,220	460,950	—	—	475,220	—
Cash, cash equivalents and short-term investments - unaffiliated	634,642	638,238	317,168	317,474	—	—
Derivative related assets	4,699	259,157	—	(190,892)	195,591	—
Contract loans	107,906	107,906	—	—	107,906	—
Surplus debentures	15,118	12,798	—	15,118	—	—
Low-income housing tax credits	599	599	—	—	599	—
Securities lending reinvested collateral assets	131,336	131,336	—	131,336	—	—
Separate Account assets [1]	30,271,037	30,271,037	30,271,037	—	—	—
Total assets	$36,278,133	$36,331,873	$30,689,232	$4,577,210	$1,011,691	$—
Liabilities Liability for deposit-type contracts	$(756,381)	$(756,381)	$—	$—	$(756,381)	$—
Derivative related liabilities	(93,237)	(93,561)	—	(46,119)	(47,118)	—
Separate Account liabilities	(30,271,037)	(30,271,037)	(30,271,037)	—	—	—
Total liabilities	$(31,120,655)	$(31,120,979)	$(30,271,037)	$(46,119)	$(803,499)	$—

[1] Excludes approximately $13.0 million, at September 30, 2017, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

(Amounts in thousands)	December 31, 2016
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets Bonds and short-term investments - unaffiliated	$5,171,080	$5,035,892	$238,111	$4,706,898	$226,071	$—
Preferred stocks - unaffiliated	2,604	2,558	—	2,604	—	—
Common stocks - unaffiliated	42,821	42,821	42,821	—	—	—
Mortgage loans on real estate	495,542	488,301	—	—	495,542	—
Derivative related assets	74,146	336,979	—	(174,427)	248,573	—
Contract loans	112,280	112,280	—	—	112,280	—
Surplus debentures	14,357	12,846	—	14,357	—	—
LIHTC	704	704	—	—	704	—
Securities lending reinvested collateral assets	6,266	6,266	6,266	—	—	—
Separate Account assets [1]	29,866,541	29,866,541	29,866,541	—	—	—
Total assets	$35,786,341	$35,905,188	$30,153,739	$4,549,432	$1,083,170	$—
Liabilities Liability for deposit-type contracts	$(746,582)	$(746,582)	$—	$—	$(746,582)	$—
Derivative related liabilities	(103,745)	(103,884)	—	(47,547)	(56,198)	—
Separate Account liabilities	(29,866,541)	(29,866,541)	(29,866,541)	—	—	—
Total liabilities	$(30,716,868)	$(30,717,007)	$(29,866,541)	$(47,547)	$(802,780)	$—
[1] Excludes approximately $15.6 million, at December 31, 2016, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.
The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.
The amortized cost of short-term investments approximates fair value.
Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.
The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

D. At September 30, 2017, the Company had no investments where it was not practicable to estimate fair value.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Note 22 – Other Items
C.     Other Disclosures
    No significant change.
Note 23 - Events Subsequent

On December 22, 2017, the President signed into law the Tax Cuts and Jobs Act which, among other things, reduced the corporate income tax rate from 35% to 21%.  For all deferred tax assets and liabilities expected to reverse later than December 31, 2017, the Company will be required to revalue those deferred taxes at the enacted tax rate of 21%.  The Company has not yet evaluated the impact of this change.

On December 3, 2017, Hartford Holdings, Inc., (“Seller”), an indirect parent company of HLAI and a direct wholly owned subsidiary of The Hartford , entered into a Stock and Asset Purchase Agreement (the “Purchase Agreement”) with Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”) to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), HLIC’s parent, which, together with HLI’s run-off life and annuity insurance subsidiaries (primarily HLIC and HLAI), comprise the Talcott Resolution business (“Talcott Resolution”).

Total consideration for the sale is expected to be $2.05 billion, comprised of $1.443 billion in cash to be paid by Buyer at closing; $300 million in pre-closing cash dividends paid from Talcott Resolution to Seller (the “Specified Dividend”); $143 million of HLI long-term debt that will be included as part of the sale; and equity interests representing 9.7% of the outstanding equity interests of each of Buyer Parent and Buyer Parent GP (the “Equity Interest”) valued at $164 million.

The closing of the transaction is subject to the approval by the Connecticut Insurance Commissioner of pre-closing dividends paid from Talcott Resolution between signing and closing (the “Pre-Closing Dividend”) in a minimum amount equal to $200 million. If the Pre-Closing Dividend is $200 million or more, but less than the Specified Dividend of $300 million, then the total consideration will be decreased by an amount equal to one-half of the difference between the Pre-Closing Dividend and the Specified Dividend and the cash portion of the total consideration would be increased by the amount of such reduction. Further, the Purchase Agreement provides that the Equity Interest may be reduced to an amount not less than 5.9%, or $100 million, if Buyer Parent obtains new equity commitments prior to the closing of the transaction. If the Equity Interest is so reduced, then the cash portion of the total consideration would be increased by the value of such reduction.

On December 3, 2017, HLIC and HLAI (together, the “Cedants”) and Seller entered into a reinsurance binder agreement (the “Binder Agreement”) with Buyer and Commonwealth Annuity and Life Insurance Company (the “Reinsurer”), a subsidiary of Global Atlantic Financial Group providing that on the business day after the closing, the Cedants will enter into reinsurance agreements (the “Reinsurance Agreements”) for a portion of the Talcott Resolution business with the Reinsurer. The Hartford Investment Management Company (“HIMCO”), a direct subsidiary of the Hartford, will continue to manage a significant majority of Talcott Resolution’s investment assets for an initial 5-year term. HIMCO also will be retained to manage certain assets associated with the Reinsurance Agreements.

The transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals, and certain other conditions, including that the Binder Agreement remain in effect at closing and approval of the Pre-Closing Dividend in a minimum amount equal to $200 million.

On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from HLAI to HLIHC. HLAI paid the dividend on October 30, 2017.

The Company had no other material subsequent events through the filing date of January 17, 2018.

Note 24 – Reinsurance

A.     Ceded Reinsurance Report
Section 2 - Ceded Reinsurance Report - Part A
1. The Company has one reinsurance agreement in effect under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. See Note 1 for further discussion of prescribed practices.

a.
For the periods ended September 30, 2017 and December 31, 2016, the estimated amount of the aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued was $124,584,688 and $119,681,546, respectively.

b.	For the periods ended September 30, 2017 and December 31, 2016, the total amount of reinsurance credit taken for this agreement was $191,668,750 and $184,125,455, respectively.

_____________________________________________________________________________HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
PERIOD ENDED SEPTEMBER 30, 2017
Unaudited
_____________________________________________________________________________________

Note 25 - Retrospectively Rated Contracts & Contracts Subject to Redetermination
E.     Risk-Sharing Provisions of the Affordable Care Act ("ACA")
The Company had no accident and health insurance premiums that are subject to the Affordable Care Act risk-sharing provisions.
Note 26 - Changes in Incurred Losses and Loss Adjustment Expenses
Reserves as of December 31, 2016 were $5.6 million. As of September 30, 2017, $0.5 million has been paid for incurred claims and claim adjustment expenses attributable to insured events of prior years. Reserves remaining for prior years are now $5.1 million as a result of re-estimation of unpaid claims and claim adjustment expenses principally on Accident and Health lines of insurance. As a result, there has been a $0 million prior-year development from December 31, 2016 to September 30, 2017. The change is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased, as additional information becomes known regarding individual claims.
Note 27 - Intercompany Pooling Arrangements
No significant change.
Note 28 - Structured Settlements
No significant change.
Note 29 - Health Care Receivables
No significant change.
Note 30 - Participating Policies
No significant change.
Note 31 - Premium Deficiency Reserves
No significant change.
Note 32 - Reserves for Life Contracts and Deposit-Type Contracts
No significant change.
Note 33 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
No significant change.
Note 34 - Premium and Annuity Considerations Deferred and Uncollected
No significant change.
Note 35 - Separate Accounts
No significant change.
Note 36 - Loss/Claim Adjustment Expenses
No significant change.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)
2016 year end financial statements, and Form 8-K filed December 4, 2017, are incorporated in Part B of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-168987), as filed on April 20, 2017. Unaudited Financial Statements as of and for the nine months ended September 30, 2017 are included in Part B of the registration statement.

(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a)	Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b)	Form of Dealer Agreement.(1)
	(4)		Form of Individual Flexible Premium Variable Annuity Contract.(3)
	(4)	(b)	Standard Death Benefit Rider II(4)
	(4)	(c)	Maximum Anniversary Value Death Benefit Rider III(4)
	(4)	(d)	Return of Premium Death Benefit Rider III(4)
	(4)	(e)	Guaranteed Minimum Withdrawal Benefit (Single Life)(4)
	(4)	(f)	Guaranteed Minimum Withdrawal Benefit (Joint Life/Spousal)(4)
	(4)	(g)	Guaranteed Minimum Withdrawal Benefit Plus (Single Life)(4)
	(4)	(h)	Guaranteed Minimum Withdrawal Benefit Plus (Joint Life/Spousal)(4)
	(4)	(i)	Personal Pension Account Annuity Rider(4)
Personal Pension Account Annuity Rider Endorsement(4)
	(4)	(j)	Guaranteed Minimum Accumulation Benefit Plus Rider II(4)
	(5)		Form of Application.(5)
	(6)	(a)	Certificate of Incorporation of Hartford.(6)
	(6)	(b)	Amended and Restated Bylaws of Hartford.(8)
	(7)		Form of Reinsurance Agreement.(2)
	(8)		Fund Participation Agreements and Amendments
		(a)	AIM Variable Insurance Funds(4)
		(b)	AllianceBernstein Variable Products Series Fund, Inc.(4)
		(c)	American Century Variable Portfolios, Inc.(4)
		(d)	BlackRock Variable Series Funds, Inc.(4)
		(e)	Fidelity Variable Insurance Products Funds(4)
		(f)	Franklin Templeton Variable Insurance Products Trust(4)
		(g)	Hartford HLS Series Fund II, Inc.(4)
Hartford Series Fund, Inc.(4)
		(h)	Lord Abbett Series Fund, Inc.(4)
		(i)	MFS Variable Insurance Trust(4)
		(j)	PIMCO Equity Series VIT(4)
		(k)	PIMCO Variable Insurance Trust(4)
		(l)	Putnam Variable Trust(4)
		(m)	Wells Fargo Variable Trust(4)
(n)
Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20,
1993 and effective as of August 20, 1993.(7)

		(m)	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
	(9)		Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)		Consents of Deloitte & Touche LLP
	(11)		No financial statements are omitted.
	(12)		Not applicable.
	(99)		Copy of Power of Attorney.
(1) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-148565 dated January 9, 2008.
(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.
(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.
(4) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-168986, filed on April 15, 2011.
(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.
(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-148565 filed on May 3, 2010.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director
Robert W. Paiano	Executive Vice President, Director
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
Sabra R. Purtill	Treasurer
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Separate Accounts of Hartford Life Insurance Company (“HLIC”) and Hartford Life and Annuity Insurance Company (HLAIC) are the listed Registrants.  The Registrants do not control nor own any legal entities.  The Depositors, HLIC and HLAIC, are wholly-owned subsidiaries of the Hartford Financial Services Group, Inc.,(“HFSG”) a publicly held company registered with the U.S. Securities and Exchange Commission.  Entities that are under common control with the Depositors are listed below, along with entities that are owned or controlled by the Depositors. HSFG serves as the ultimate parent of the entities listed below.

The Hartford Financial Services Group, Inc. (Delaware) (1)
MPC Resolution Company LLC (Delaware)
Heritage Holdings, Inc. (Connecticut) (1)
Heritage Reinsurance Company, Ltd. (Bermuda)
First State Insurance Company (Connecticut)
New England Insurance Company (Connecticut)
New England Reinsurance Corporation (Connecticut)
Hartford Fire Insurance Company (Connecticut)
Cervus Claim Solutions, LLC (Delaware)
Hartford Insurance Company of Illinois (Illinois)
Hartford Underwriters General Agency, Inc. (Texas)
Hartford of Texas General Agency, Inc. (Texas)
Twin City Fire Insurance Company (Indiana)
Hartford Integrated Technologies, Inc. (Connecticut)
Access Coveragecorp, Inc. (North Carolina)
Access Coveragecorp Technologies, Inc. (North Carolina)
1st Agchoice, Inc. (South Dakota)
Business Management Group, Inc. (Connecticut)
Nutmeg Insurance Agency, Inc. (Connecticut)
*Hartford Lloyds Corporation (Texas)
HRA Brokerage Services, Inc. (Connecticut)
Hartford Accident and Indemnity Company (Connecticut)
Hartford Casualty Insurance Company (Indiana)
Hartford Underwriters Insurance Company (Connecticut)
Hartford Fire General Agency, Inc. (Texas)
Hartford Casualty General Agency, Inc. (Texas)
**Hartford Lloyd’s Insurance Company (Texas)
Northern Homelands Company (Minnesota)
Maxum Indemnity Company (Connecticut)
Maxum Casualty Insurance Company (Connecticut)
Maxum Specialty Services Corporation (Georgia)
Trumbull Insurance Company (Connecticut)
Hartford Specialty Insurance Services of Texas, LLC (Texas)
Horizon Management Group, L.L.C. (Delaware)
Property & Casualty Insurance Company of Hartford (Indiana)
Sentinel Insurance Company, Ltd. (Connecticut)
Pacific Insurance Company, Limited (Connecticut)
Hartford Insurance Company of the Southeast (Connecticut)
Hartford Insurance Company of the Midwest (Indiana)
Hartford Strategic Investments, LLC (Delaware)
FTC Resolution Company, LLC (Delaware) (1)
Hartford Investment Management Company (Delaware) (2)
New Ocean Insurance Co., Ltd. (Bermuda)
Hartford Holdings, Inc. (Delaware) (1) (4)
Hartford Life, Inc. (Delaware) (1)
Hartford Funds Management Group, Inc. (Delaware) (1)
Hartford Administrative Services Company (Minnesota)
Hartford Funds Management Company, LLC (Delaware) (2)
Lattice Strategies LLC (Delaware)
HL Investment Advisors, LLC (Connecticut)
Hartford Funds Distributors, LLC (Delaware) (3)
Hartford Life and Accident Insurance Company (Connecticut)
Hartford Group Benefits Holding Company (Delaware) (1)
Hartford Life, Ltd. (Bermuda)
Fountain Investors III, LLC (Delaware) (5)
Fountain Investors IV, LLC (Delaware) (5)
FP R, LLC (Delaware) (5)
Hartford Life Private Placement, LLC (Delaware)
Hartford Life Insurance Company (Connecticut)
Hartford Life International Holding Company (Connecticut) (1)
American Maturity Life Insurance Company (Connecticut)
Hartford International Life Reassurance Corporation (Connecticut)

*Hartford Lloyd’s Corporation is the Attorney-In-Fact for Hartford Lloyd’s Insurance Company.
**Hartford Lloyd’s Insurance Company is an association of underwriters authorized to offer commercial and personal lines insurance products in Texas only. Hartford Lloyd’s Insurance Company acts by and through its Attorney-In-Fact as a Lloyd’s plan insurer.

Hartford Life and Annuity Insurance Company (Connecticut)
Hartford Financial Services, LLC (Delaware) (1)
HIMCO Distribution Services Company (Connecticut) (3)
Hartford Securities Distribution Company, Inc. (Connecticut) (3)
Hartford-Comprehensive Employee Benefit Service Company (Connecticut)
The Hartford International Asset Management Company Limited (Ireland)
Fountain Investors I, LLC (Delaware) (5)
Fountain Investors II, LLC (Delaware) (5)
Lanidex Class B, LLC (Delaware) (5)
Lanidex R, LLC (Delaware) (5)
Nutmeg Insurance Company (Connecticut)
Trumbull Flood Management, LLC (Connecticut)
Hartford Residual Market, L.L.C. (Connecticut)
Hart Re Group, L.L.C. (Connecticut) (1)
Fencourt Reinsurance Company, Ltd. (Bermuda)
HLA, LLC (Connecticut)
Hartford Management, Ltd. (Bermuda) (1)
Hartford Insurance, Ltd. (Bermuda)

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2017, there were 105,457 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life Insurance Company - Separate Account VLI
Hartford Life Insurance Company - Separate Account VLII
Hartford Life and Annuity Insurance Company - Separate Account One

Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on January 18, 2018.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chairman of the Board ,

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Executive Vice President, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer*	Date:	January 18, 2018

333-168987

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney